UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2017

Item 1.

Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity® Large Cap Value Enhanced Index Fund

Fidelity® Large Cap Core Enhanced Index Fund

Fidelity® Mid Cap Enhanced Index Fund

Fidelity® Small Cap Enhanced Index Fund

Fidelity® International Enhanced Index Fund

Annual Report

February 28, 2017

Contents

Fidelity® Large Cap Growth Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Large Cap Value Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Large Cap Core Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Mid Cap Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Small Cap Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® International Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Large Cap Growth Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Large Cap Growth Enhanced Index Fund	21.33%	13.59%	8.21%

 A From April 19, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Enhanced Index Fund on April 19, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$21,787	Fidelity® Large Cap Growth Enhanced Index Fund
$22,818	Russell 1000® Growth Index

Fidelity® Large Cap Growth Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 24.98% for the year ending February 28, 2017, rising sharply in the period’s final four months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy, and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following Brexit – the U.K.’s June vote to exit the European Union – recovering quickly to settle into a flattish stretch until the November U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, financials (+47%) proved the top-performing sector by far, riding an uptick in bond yields and a rally in banks, especially post-election. Industrials (+27%), energy (+26%) and materials (+28%) also fared well, the latter two driven by a cyclical rebound in commodity prices. Information technology rose 33%, despite cooling off late in 2016. Conversely, real estate and health care each returned 15%, lagging the broad market on prospects of rising interest rates and an uncertain political and regulatory outlook, respectively. An improved backdrop for riskier assets curbed dividend-rich telecom services (+9%), consumer staples (+12%) and utilities (+16%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund gained 21.33%, falling short of the 22.15% increase in the benchmark Russell 1000® Growth Index. The fund’s exposure to stocks with attractive profitability and momentum characteristics proved detrimental to relative performance, as both factors lagged the market. In contrast, we generally benefited from our allocation to companies displaying the factors of strong earnings quality; cyclical value; and “information flow alpha,” our proprietary measure of how investors in various market segments are processing information about stocks. On a sector and individual stock basis, security selection – which stems from our quantitative, model-driven investment approach – in consumer discretionary and financials hampered relative performance. In the former category, overweightings in retailers Michael Kors Holdings and Target were the two biggest individual detractors, both hurt by weak sales and earnings. Another meaningful detractor this period was Gilead Sciences, a biotechnology company whose struggles were partly due to a weak sales forecast for the company’s key hepatitis C drugs. In contrast, stock selection in industrials added value, including overweightings in recreational vehicle manufacturer Thor Industries, engine company Cummins and, leading the way in the sector, aircraft manufacturer Boeing, which benefited from strong earnings and optimism about U.S. economic growth. The fund’s top individual contributor this period was semiconductor equipment manufacturer Applied Materials, which produced strong earnings throughout.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Growth Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.4	5.1
Microsoft Corp.	3.7	3.5
Amazon.com, Inc.	3.4	3.2
Facebook, Inc. Class A	3.1	3.1
Alphabet, Inc. Class A	2.2	2.1
The Walt Disney Co.	2.1	1.5
UnitedHealth Group, Inc.	1.7	1.2
PepsiCo, Inc.	1.7	1.6
Amgen, Inc.	1.6	1.7
Alphabet, Inc. Class C	1.6	1.6
	27.5

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.6	31.4
Consumer Discretionary	21.1	19.9
Health Care	17.7	18.2
Industrials	9.6	8.3
Consumer Staples	8.2	10.5
Materials	2.6	2.7
Telecommunication Services	1.8	1.7
Financials	1.4	3.7
Energy	1.3	0.7
Real Estate	0.9	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.6%

As of August 31, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Large Cap Growth Enhanced Index Fund

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 21.1%
Auto Components - 1.8%
BorgWarner, Inc.	28,399	$1,198,154
Delphi Automotive PLC	26,366	2,007,244
Gentex Corp.	201,900	4,245,957
Lear Corp.	32,712	4,644,777
Tenneco, Inc.	45,482	2,924,947
		15,021,079
Automobiles - 0.5%
Ford Motor Co.	324,988	4,072,100
Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc.	13,265	560,314
Darden Restaurants, Inc.	60,428	4,512,763
McDonald's Corp.	84,193	10,747,236
Park Hotels & Resorts, Inc.	132,988	3,396,514
Starbucks Corp.	29,768	1,692,906
		20,909,733
Household Durables - 0.9%
D.R. Horton, Inc.	141,164	4,517,248
Lennar Corp. Class A	7,861	383,538
PulteGroup, Inc.	51,735	1,140,757
Toll Brothers, Inc. (a)	27,682	945,063
		6,986,606
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	32,800	27,717,312
Liberty Interactive Corp. QVC Group Series A (a)	178,084	3,362,226
Netflix, Inc. (a)	921	130,902
Priceline Group, Inc. (a)	860	1,482,752
		32,693,192
Media - 5.2%
Charter Communications, Inc. Class A (a)	1,354	437,423
Comcast Corp. Class A	235,264	8,803,579
Discovery Communications, Inc.:
Class A (a)(b)	116,197	3,341,826
Class C (non-vtg.) (a)	67,914	1,906,346
Scripps Networks Interactive, Inc. Class A	56,063	4,528,209
The Walt Disney Co.	153,772	16,928,759
Time Warner, Inc.	26,216	2,574,673
Twenty-First Century Fox, Inc. Class A	134,849	4,034,682
		42,555,497
Multiline Retail - 0.8%
Big Lots, Inc. (b)	29,070	1,492,454
Dollar General Corp.	12,562	917,277
Macy's, Inc.	21,656	719,412
Target Corp.	65,354	3,840,855
		6,969,998
Specialty Retail - 4.2%
American Eagle Outfitters, Inc. (b)	171,337	2,715,691
Bed Bath & Beyond, Inc.	93,165	3,763,866
Best Buy Co., Inc.	87,441	3,858,771
Dick's Sporting Goods, Inc.	50,995	2,496,205
Foot Locker, Inc.	5,520	417,698
Gap, Inc. (b)	164,623	4,085,943
Home Depot, Inc.	70,458	10,210,069
Lowe's Companies, Inc.	9,973	741,692
Ross Stores, Inc.	50,068	3,433,663
Urban Outfitters, Inc. (a)	69,097	1,798,595
Williams-Sonoma, Inc. (b)	26,883	1,306,245
		34,828,438
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	18,680	1,644,027
Michael Kors Holdings Ltd. (a)	116,480	4,251,520
NIKE, Inc. Class B	18,506	1,057,803
Ralph Lauren Corp.	40,761	3,233,570
		10,186,920

TOTAL CONSUMER DISCRETIONARY		174,223,563

CONSUMER STAPLES - 8.2%
Beverages - 2.2%
PepsiCo, Inc.	123,265	13,605,991
The Coca-Cola Co.	106,935	4,486,993
		18,092,984
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	5,985	1,060,422
CVS Health Corp.	122,399	9,862,911
Wal-Mart Stores, Inc.	57,047	4,046,344
Walgreens Boots Alliance, Inc.	52,408	4,527,003
		19,496,680
Food Products - 1.6%
Campbell Soup Co.	74,064	4,395,698
ConAgra Foods, Inc.	5,836	240,502
General Mills, Inc.	24,045	1,451,597
Ingredion, Inc.	7,265	878,266
Pilgrim's Pride Corp. (b)	76,261	1,554,199
Tyson Foods, Inc. Class A	73,893	4,622,746
		13,143,008
Household Products - 0.8%
Church & Dwight Co., Inc.	14,163	705,884
Procter & Gamble Co.	42,614	3,880,857
Spectrum Brands Holdings, Inc. (b)	13,723	1,862,486
		6,449,227
Tobacco - 1.2%
Altria Group, Inc.	118,650	8,889,258
Reynolds American, Inc.	20,536	1,264,402
		10,153,660

TOTAL CONSUMER STAPLES		67,335,559

ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Dril-Quip, Inc. (a)(b)	21,742	1,333,872
Oil, Gas & Consumable Fuels - 1.1%
ONEOK, Inc. (b)	90,268	4,878,985
Tesoro Corp.	20,737	1,766,585
The Williams Companies, Inc.	83,059	2,353,892
		8,999,462

TOTAL ENERGY		10,333,334

FINANCIALS - 1.4%
Capital Markets - 0.5%
Federated Investors, Inc. Class B (non-vtg.)	68,206	1,853,157
Morningstar, Inc.	31,946	2,563,028
		4,416,185
Consumer Finance - 0.8%
American Express Co.	29,661	2,374,660
Discover Financial Services	63,168	4,493,772
Synchrony Financial	1,140	41,314
		6,909,746
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	13,989	323,286

TOTAL FINANCIALS		11,649,217

HEALTH CARE - 17.7%
Biotechnology - 6.5%
AbbVie, Inc.	180,253	11,146,846
Amgen, Inc.	77,006	13,593,869
Biogen, Inc. (a)	29,671	8,563,051
Celgene Corp. (a)	43,268	5,344,031
Gilead Sciences, Inc.	153,197	10,797,325
United Therapeutics Corp. (a)	28,317	4,182,987
		53,628,109
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	84,015	4,278,044
Becton, Dickinson & Co.	1,862	340,839
Danaher Corp.	5,768	493,452
Hologic, Inc. (a)	35,593	1,444,364
Masimo Corp. (a)	29,307	2,648,181
		9,204,880
Health Care Providers & Services - 5.5%
Aetna, Inc.	39,731	5,115,764
Anthem, Inc.	30,438	5,016,791
Cardinal Health, Inc.	16,549	1,346,592
Centene Corp. (a)	25,437	1,793,309
Cigna Corp.	309	46,010
Express Scripts Holding Co. (a)	96,892	6,845,420
HCA Holdings, Inc. (a)	25,914	2,260,737
Humana, Inc. (b)	3,734	788,808
McKesson Corp.	42,976	6,451,987
UnitedHealth Group, Inc.	85,959	14,215,899
Wellcare Health Plans, Inc. (a)	12,465	1,760,058
		45,641,375
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. (a)	3,026	178,564
Pharmaceuticals - 4.6%
Allergan PLC	9,518	2,330,197
Bristol-Myers Squibb Co.	191,373	10,852,763
Eli Lilly & Co.	85,474	7,078,102
Johnson & Johnson	67,696	8,273,128
Merck & Co., Inc.	60,917	4,012,603
Pfizer, Inc.	149,175	5,089,851
		37,636,644

TOTAL HEALTH CARE		146,289,572

INDUSTRIALS - 9.6%
Aerospace & Defense - 3.1%
General Dynamics Corp.	7,664	1,454,704
Huntington Ingalls Industries, Inc.	2,324	507,794
Lockheed Martin Corp.	2,788	743,225
Northrop Grumman Corp.	20,151	4,979,111
Raytheon Co.	14,299	2,204,191
Spirit AeroSystems Holdings, Inc. Class A	68,723	4,234,024
The Boeing Co.	65,587	11,820,745
		25,943,794
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	12,292	1,300,002
Airlines - 1.0%
Delta Air Lines, Inc.	49,900	2,491,507
Hawaiian Holdings, Inc. (a)	19,014	925,031
Southwest Airlines Co.	87,064	5,032,299
		8,448,837
Commercial Services & Supplies - 0.3%
LSC Communications, Inc.	25,569	726,671
Pitney Bowes, Inc.	95,580	1,303,711
		2,030,382
Electrical Equipment - 0.2%
Fortive Corp.	22,262	1,283,404
Rockwell Automation, Inc.	2,268	342,695
		1,626,099
Industrial Conglomerates - 1.8%
3M Co.	61,814	11,519,039
Carlisle Companies, Inc.	5,867	606,061
Honeywell International, Inc.	23,349	2,906,951
		15,032,051
Machinery - 1.6%
Allison Transmission Holdings, Inc.	6,674	240,131
Cummins, Inc.	25,856	3,839,357
Deere & Co.	8,473	927,709
Illinois Tool Works, Inc.	10,476	1,382,937
Ingersoll-Rand PLC	43,858	3,480,571
Stanley Black & Decker, Inc.	10,054	1,278,366
Toro Co.	38,762	2,333,860
		13,482,931
Professional Services - 0.5%
Robert Half International, Inc.	81,038	3,909,273
Road & Rail - 0.2%
Union Pacific Corp.	12,237	1,320,862
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	11,699	503,057
United Rentals, Inc. (a)	12,853	1,645,570
W.W. Grainger, Inc. (b)	14,819	3,674,519
		5,823,146

TOTAL INDUSTRIALS		78,917,377

INFORMATION TECHNOLOGY - 33.6%
Communications Equipment - 1.9%
Cisco Systems, Inc.	123,494	4,221,025
CommScope Holding Co., Inc. (a)	4,289	163,196
F5 Networks, Inc. (a)	32,431	4,646,389
Juniper Networks, Inc.	140,446	3,932,488
Motorola Solutions, Inc.	38,362	3,029,447
		15,992,545
Electronic Equipment & Components - 0.4%
CDW Corp.	47,312	2,786,677
Zebra Technologies Corp. Class A (a)	6,317	573,015
		3,359,692
Internet Software & Services - 7.7%
Alphabet, Inc.:
Class A (a)	21,084	17,814,504
Class C (a)	15,951	13,131,023
eBay, Inc. (a)	195,857	6,639,552
Facebook, Inc. Class A (a)	189,563	25,693,369
		63,278,448
IT Services - 4.9%
Accenture PLC Class A	30,472	3,732,820
Alliance Data Systems Corp.	12,644	3,072,239
Amdocs Ltd.	12,614	765,039
Booz Allen Hamilton Holding Corp. Class A	27,625	988,146
Cognizant Technology Solutions Corp. Class A (a)	100,794	5,974,060
IBM Corp.	65,762	11,825,323
MasterCard, Inc. Class A	30,643	3,384,826
Maximus, Inc.	6,545	390,540
Paychex, Inc.	45,329	2,784,107
Visa, Inc. Class A	85,895	7,553,606
		40,470,706
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	169,863	6,152,438
Broadcom Ltd.	6,183	1,304,180
Cirrus Logic, Inc. (a)	19,064	1,030,981
Intel Corp.	142,209	5,147,966
KLA-Tencor Corp.	55,800	5,028,696
Lam Research Corp.	25,272	2,995,743
Maxim Integrated Products, Inc.	57,251	2,536,219
Qualcomm, Inc.	93,961	5,306,917
Skyworks Solutions, Inc.	27,331	2,591,252
Texas Instruments, Inc.	123,960	9,497,815
		41,592,207
Software - 6.1%
Adobe Systems, Inc. (a)	25,035	2,962,642
CA Technologies, Inc.	100,434	3,241,005
Cadence Design Systems, Inc. (a)	25,441	786,127
Citrix Systems, Inc. (a)	22,971	1,813,560
Electronic Arts, Inc. (a)	23,286	2,014,239
Intuit, Inc.	46,403	5,820,792
Microsoft Corp.	473,605	30,301,248
Synopsys, Inc. (a)	49,270	3,519,849
		50,459,462
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	386,911	53,002,933
HP, Inc.	192,710	3,347,373
NCR Corp. (a)	18,608	894,487
NetApp, Inc.	34,341	1,436,484
Seagate Technology LLC (b)	70,360	3,390,648
		62,071,925

TOTAL INFORMATION TECHNOLOGY		277,224,985

MATERIALS - 2.6%
Chemicals - 1.7%
Celanese Corp. Class A	4,694	418,564
E.I. du Pont de Nemours & Co.	42,180	3,312,817
Eastman Chemical Co.	3,314	265,949
Huntsman Corp.	38,082	860,653
LyondellBasell Industries NV Class A	55,663	5,078,692
Monsanto Co.	10,578	1,204,094
The Scotts Miracle-Gro Co. Class A	2,508	227,300
Trinseo SA	41,736	2,886,044
		14,254,113
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	27,254	539,629
Packaging Corp. of America	19,503	1,802,662
		2,342,291
Metals & Mining - 0.5%
Nucor Corp.	7,463	466,960
Steel Dynamics, Inc.	93,778	3,432,275
		3,899,235
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp. (a)	53,090	1,251,862

TOTAL MATERIALS		21,747,501

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Care Capital Properties, Inc.	42,868	1,127,000
Omega Healthcare Investors, Inc.	4,633	151,221
Outfront Media, Inc.	1,329	34,488
Public Storage	28,486	6,479,426
		7,792,135
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	96,405	4,028,765
Verizon Communications, Inc.	226,657	11,248,987
		15,277,752
TOTAL COMMON STOCKS
(Cost $664,771,708)		810,790,995
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.53% to 0.56% 8/17/17 (c)
(Cost $1,196,896)	1,200,000	1,196,190
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.60% (d)	15,487,328	$15,490,426
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	28,318,266	28,323,930
TOTAL MONEY MARKET FUNDS
(Cost $43,811,247)		43,814,356
TOTAL INVESTMENT PORTFOLIO - 103.7%
(Cost $709,779,851)		855,801,541
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(30,338,934)
NET ASSETS - 100%		$825,462,607

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
120 CME E-mini S&P 500 Index Contracts (United States)	March 2017	14,176,800	$614,543

The face value of futures purchased as a percentage of Net Assets is 1.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $666,876.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,341
Fidelity Securities Lending Cash Central Fund	81,478
Total	$110,819

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$174,223,563	$174,223,563	$--	$--
Consumer Staples	67,335,559	67,335,559	--	--
Energy	10,333,334	10,333,334	--	--
Financials	11,649,217	11,649,217	--	--
Health Care	146,289,572	146,289,572	--	--
Industrials	78,917,377	78,917,377	--	--
Information Technology	277,224,985	277,224,985	--	--
Materials	21,747,501	21,747,501	--	--
Real Estate	7,792,135	7,792,135	--	--
Telecommunication Services	15,277,752	15,277,752	--	--
U.S. Government and Government Agency Obligations	1,196,190	--	1,196,190	--
Money Market Funds	43,814,356	43,814,356	--	--
Total Investments in Securities:	$855,801,541	$854,605,351	$1,196,190	$--
Derivative Instruments:
Assets
Futures Contracts	$614,543	$614,543	$--	$--
Total Assets	$614,543	$614,543	$--	$--
Total Derivative Instruments:	$614,543	$614,543	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$614,543	$0
Total Equity Risk	614,543	0
Total Value of Derivatives	$614,543	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $27,403,420) — See accompanying schedule: Unaffiliated issuers (cost $665,968,604)	$811,987,185
Fidelity Central Funds (cost $43,811,247)	43,814,356
Total Investments (cost $709,779,851)		$855,801,541
Receivable for investments sold		9,702,929
Receivable for fund shares sold		3,945,110
Dividends receivable		1,622,985
Distributions receivable from Fidelity Central Funds		8,623
Total assets		871,081,188
Liabilities
Payable to custodian bank	$319,805
Payable for investments purchased	15,345,358
Payable for fund shares redeemed	1,302,181
Accrued management fee	198,000
Payable for daily variation margin for derivative instruments	36,865
Other affiliated payables	98,997
Collateral on securities loaned	28,317,375
Total liabilities		45,618,581
Net Assets		$825,462,607
Net Assets consist of:
Paid in capital		$671,701,690
Undistributed net investment income		2,048,261
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,076,423
Net unrealized appreciation (depreciation) on investments		146,636,233
Net Assets, for 49,564,459 shares outstanding		$825,462,607
Net Asset Value, offering price and redemption price per share ($825,462,607 ÷ 49,564,459 shares)		$16.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$12,051,939
Interest		26,155
Income from Fidelity Central Funds (including $81,478 from security lending)		110,819
Total income		12,188,913
Expenses
Management fee	$1,942,461
Transfer agent fees	972,530
Independent trustees' fees and expenses	2,693
Miscellaneous	1,829
Total expenses before reductions	2,919,513
Expense reductions	(217)	2,919,296
Net investment income (loss)		9,269,617
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,159,061
Fidelity Central Funds	2,866
Foreign currency transactions	9
Futures contracts	1,863,288
Total net realized gain (loss)		11,025,224
Change in net unrealized appreciation (depreciation) on: Investment securities	101,591,221
Futures contracts	444,062
Total change in net unrealized appreciation (depreciation)		102,035,283
Net gain (loss)		113,060,507
Net increase (decrease) in net assets resulting from operations		$122,330,124

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,269,617	$5,942,877
Net realized gain (loss)	11,025,224	4,493,035
Change in net unrealized appreciation (depreciation)	102,035,283	(38,693,142)
Net increase (decrease) in net assets resulting from operations	122,330,124	(28,257,230)
Distributions to shareholders from net investment income	(7,111,776)	(5,276,402)
Distributions to shareholders from net realized gain	–	(14,162,511)
Total distributions	(7,111,776)	(19,438,913)
Share transactions
Proceeds from sales of shares	438,141,867	205,196,525
Reinvestment of distributions	6,777,223	18,634,238
Cost of shares redeemed	(183,763,026)	(131,133,765)
Net increase (decrease) in net assets resulting from share transactions	261,156,064	92,696,998
Total increase (decrease) in net assets	376,374,412	45,000,855
Net Assets
Beginning of period	449,088,195	404,087,340
End of period	$825,462,607	$449,088,195
Other Information
Undistributed net investment income end of period	$2,048,261	$284
Shares
Sold	28,762,124	13,841,828
Issued in reinvestment of distributions	429,482	1,270,101
Redeemed	(12,024,884)	(8,915,319)
Net increase (decrease)	17,166,722	6,196,610

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Enhanced Index Fund

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.86	$15.42	$14.22	$11.77	$10.93
Income from Investment Operations
Net investment income (loss)B	.22	.20	.20	.18	.20
Net realized and unrealized gain (loss)	2.73	(1.09)	2.15	3.15	.81
Total from investment operations	2.95	(.89)	2.35	3.33	1.01
Distributions from net investment income	(.16)	(.18)	(.15)	(.17)	(.17)
Distributions from net realized gain	–	(.49)	(1.00)	(.71)	–
Total distributions	(.16)	(.67)	(1.15)	(.88)	(.17)
Net asset value, end of period	$16.65	$13.86	$15.42	$14.22	$11.77
Total ReturnC	21.33%	(6.01)%	17.46%	29.08%	9.36%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.43%	1.38%	1.37%	1.41%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$825,463	$449,088	$404,087	$248,855	$171,392
Portfolio turnover rateF	86%	89%	69%	83%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Large Cap Value Enhanced Index Fund	28.30%	14.42%	5.72%

 A From April 19, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Enhanced Index Fund on April 19, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$17,317	Fidelity® Large Cap Value Enhanced Index Fund
$17,423	Russell 1000® Value Index

Fidelity® Large Cap Value Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 24.98% for the year ending February 28, 2017, rising sharply in the period’s final four months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy, and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following Brexit – the U.K.’s June vote to exit the European Union – recovering quickly to settle into a flattish stretch until the November U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, financials (+47%) proved the top-performing sector by far, riding an uptick in bond yields and a rally in banks, especially post-election. Industrials (+27%), energy (+26%) and materials (+28%) also fared well, the latter two driven by a cyclical rebound in commodity prices. Information technology rose 33%, despite cooling off late in 2016. Conversely, real estate and health care each returned 15%, lagging the broad market on prospects of rising interest rates and an uncertain political and regulatory outlook, respectively. An improved backdrop for riskier assets curbed dividend-rich telecom services (+9%), consumer staples (+12%) and utilities (+16%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund gained 28.30%, trailing the 29.13% increase in the benchmark Russell 1000® Value Index. The fund’s exposure to stocks with attractive profitability and momentum characteristics proved detrimental, as both factors lagged. In contrast, we generally benefited from our allocation to companies displaying strong earnings quality; cyclical value; and “information flow alpha,” our proprietary measure of how investors in various market segments are processing information about stocks. Security selection – which stems from our quantitative, model-driven investment approach – in energy hampered relative performance, especially natural gas and oil exploration and production company Southwestern Energy. Positioning in consumer discretionary also hampered results; we were overweighted in this lagging category and also experienced some negative stock picks. Our biggest detractor in the category was retailer Target, which reported weaker-than-expected earnings and forecast lower financial results in 2017. Elsewhere, overweighting Internet service provider Centurylink detracted, as the market appeared to disapprove of the price the company plans to pay for an upcoming corporate acquisition. In contrast, although the fund was hampered by being underweighted in the market-leading financials sector, very strong stock selection in the group more than made up for it. Fund holdings Bank of America, Morgan Stanley, Goldman Sachs and JPMorgan Chase all benefited from the market’s anticipation of higher interest rates and a more favorable regulatory backdrop. Another individual contributor was HP, formerly Hewlett-Packard, a provider of technology products and services that rose on better-than-expected quarterly earnings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Value Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.4	2.8
Exxon Mobil Corp.	3.3	3.7
Johnson & Johnson	2.9	3.0
Wells Fargo & Co.	2.8	2.7
AT&T, Inc.	2.7	2.1
Bank of America Corp.	2.7	2.1
Procter & Gamble Co.	2.5	2.6
Berkshire Hathaway, Inc. Class B	2.3	2.2
Pfizer, Inc.	2.1	2.3
Merck & Co., Inc.	2.1	2.1
	26.8

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.0	26.8
Health Care	12.5	13.2
Information Technology	11.5	11.8
Energy	10.4	11.1
Industrials	8.7	7.7
Consumer Staples	8.5	8.6
Consumer Discretionary	6.2	5.7
Utilities	4.9	5.2
Materials	4.7	4.5
Telecommunication Services	3.9	4.2

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.1%

As of August 31, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.7%

Fidelity® Large Cap Value Enhanced Index Fund

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 1.1%
Gentex Corp.	427,507	$8,990,472
Lear Corp.	104,260	14,803,877
Tenneco, Inc.	143,940	9,256,781
		33,051,130
Automobiles - 1.9%
Ford Motor Co.	2,117,565	26,533,089
General Motors Co.	737,999	27,187,883
		53,720,972
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	11,900	665,805
Darden Restaurants, Inc.	164,132	12,257,378
		12,923,183
Household Durables - 0.1%
D.R. Horton, Inc.	128,063	4,098,016
Media - 0.4%
MSG Network, Inc. Class A (a)	134,359	2,929,026
Scripps Networks Interactive, Inc. Class A	42,336	3,419,479
Tegna, Inc.	12,754	326,885
The Walt Disney Co.	2,769	304,839
Time Warner, Inc.	31,953	3,138,104
		10,118,333
Multiline Retail - 0.8%
Kohl's Corp.	93,158	3,970,394
Target Corp.	314,583	18,488,043
		22,458,437
Specialty Retail - 1.3%
American Eagle Outfitters, Inc. (b)	377,599	5,984,944
Bed Bath & Beyond, Inc.	65,341	2,639,776
Best Buy Co., Inc.	387,641	17,106,597
Gap, Inc. (b)	326,702	8,108,744
Staples, Inc.	419,100	3,767,709
		37,607,770
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc.	18,680	1,644,027
Michael Kors Holdings Ltd. (a)	61,633	2,249,605
Ralph Lauren Corp.	24,829	1,969,685
		5,863,317

TOTAL CONSUMER DISCRETIONARY		179,841,158

CONSUMER STAPLES - 8.5%
Beverages - 0.7%
PepsiCo, Inc.	175,865	19,411,979
Food & Staples Retailing - 2.5%
CVS Health Corp.	193,165	15,565,236
Wal-Mart Stores, Inc.	580,201	41,153,657
Walgreens Boots Alliance, Inc.	189,589	16,376,698
		73,095,591
Food Products - 1.9%
Bunge Ltd.	69,473	5,686,365
Campbell Soup Co.	138,274	8,206,562
Fresh Del Monte Produce, Inc.	6,047	349,940
Ingredion, Inc.	20,178	2,439,318
Mondelez International, Inc.	33,051	1,451,600
Pilgrim's Pride Corp. (b)	185,881	3,788,255
The J.M. Smucker Co.	108,454	15,371,185
Tyson Foods, Inc. Class A	265,773	16,626,759
		53,919,984
Household Products - 2.6%
Procter & Gamble Co.	801,099	72,956,086
Spectrum Brands Holdings, Inc. (b)	12,442	1,688,628
		74,644,714
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	21,447	1,062,484
Tobacco - 0.8%
Philip Morris International, Inc.	202,266	22,117,787
Reynolds American, Inc.	26,604	1,638,008
		23,755,795

TOTAL CONSUMER STAPLES		245,890,547

ENERGY - 10.4%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	55,448	3,342,405
Dril-Quip, Inc. (a)(b)	198,767	12,194,355
Rowan Companies PLC (a)(b)	244,221	4,425,285
Schlumberger Ltd.	165,009	13,260,123
TechnipFMC PLC (a)	281,361	9,093,588
Transocean Ltd. (United States) (a)(b)	233,085	3,221,235
		45,536,991
Oil, Gas & Consumable Fuels - 8.8%
Antero Resources Corp. (a)(b)	382,613	9,175,060
Chevron Corp.	330,919	37,228,388
ConocoPhillips Co.	425,443	20,238,324
Enbridge, Inc.	67,002	2,804,034
Energen Corp. (a)	5,634	295,785
EOG Resources, Inc.	236,849	22,971,985
Exxon Mobil Corp.	1,177,384	95,744,867
Marathon Petroleum Corp.	9,887	490,395
Noble Energy, Inc.	16,558	602,877
ONEOK, Inc. (b)	266,316	14,394,380
PBF Energy, Inc. Class A (b)	21,430	524,821
Southwestern Energy Co. (a)	1,573,566	11,817,481
Tesoro Corp.	153,303	13,059,883
The Williams Companies, Inc.	97,863	2,773,437
Valero Energy Corp.	332,041	22,562,186
World Fuel Services Corp.	6,266	226,641
		254,910,544

TOTAL ENERGY		300,447,535

FINANCIALS - 25.0%
Banks - 12.5%
Bank of America Corp.	3,144,452	77,605,075
Citigroup, Inc.	464,597	27,787,547
East West Bancorp, Inc.	101,300	5,482,356
Fifth Third Bancorp	364,643	10,005,804
JPMorgan Chase & Co.	1,069,672	96,933,673
PNC Financial Services Group, Inc.	35,927	4,570,992
Regions Financial Corp.	1,183,153	18,066,746
SunTrust Banks, Inc.	306,546	18,236,422
TCF Financial Corp.	78,462	1,365,239
U.S. Bancorp	392,193	21,570,615
Wells Fargo & Co.	1,380,632	79,910,980
		361,535,449
Capital Markets - 2.7%
Ameriprise Financial, Inc.	2,127	279,701
Federated Investors, Inc. Class B (non-vtg.)	82,120	2,231,200
Franklin Resources, Inc.	70,814	3,047,835
Goldman Sachs Group, Inc.	154,312	38,278,635
Morgan Stanley	670,971	30,643,246
T. Rowe Price Group, Inc.	3,446	245,390
Thomson Reuters Corp.	95,531	4,039,317
		78,765,324
Consumer Finance - 2.7%
Ally Financial, Inc.	91,665	2,061,546
American Express Co.	247,323	19,800,679
Capital One Financial Corp.	155,232	14,570,076
Discover Financial Services	213,289	15,173,379
Navient Corp.	288,127	4,440,037
Synchrony Financial	571,794	20,721,815
		76,767,532
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	383,887	65,805,910
Leucadia National Corp.	631,899	16,821,151
		82,627,061
Insurance - 3.2%
AFLAC, Inc.	298,144	21,570,718
American International Group, Inc.	26,052	1,665,244
American National Insurance Co.	4,789	575,159
Aspen Insurance Holdings Ltd.	117,170	6,567,379
Assured Guaranty Ltd.	265,939	10,932,752
Chubb Ltd.	7,903	1,091,958
CNA Financial Corp.	6,489	278,248
Everest Re Group Ltd.	25,367	5,964,796
FNF Group	50,808	1,947,471
Old Republic International Corp.	205,289	4,251,535
Principal Financial Group, Inc.	60,860	3,806,184
Prudential Financial, Inc.	238,873	26,405,021
The Travelers Companies, Inc.	55,526	6,787,498
Unum Group	20,143	983,583
		92,827,546
Mortgage Real Estate Investment Trusts - 1.0%
Agnc Investment Corp.	39,318	771,812
Annaly Capital Management, Inc.	103,793	1,152,102
Chimera Investment Corp.	764,281	14,704,766
MFA Financial, Inc.	1,174,025	9,415,681
New Residential Investment Corp.	90,660	1,529,434
		27,573,795
Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	34,565	1,203,208

TOTAL FINANCIALS		721,299,915

HEALTH CARE - 12.5%
Biotechnology - 1.1%
Amgen, Inc.	61,443	10,846,533
Biogen, Inc. (a)	19,462	5,616,733
United Therapeutics Corp. (a)	97,867	14,456,913
		30,920,179
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	38,789	1,748,608
Baxter International, Inc.	108,772	5,538,670
Medtronic PLC	158,900	12,856,599
		20,143,877
Health Care Providers & Services - 3.3%
Aetna, Inc.	168,417	21,685,373
Anthem, Inc.	135,649	22,357,668
Centene Corp. (a)	25,437	1,793,309
Cigna Corp.	10,327	1,537,690
Express Scripts Holding Co. (a)	218,920	15,466,698
HCA Holdings, Inc. (a)	14,356	1,252,417
HealthSouth Corp.	4,253	179,987
Humana, Inc. (b)	17,209	3,635,401
McKesson Corp.	98,343	14,764,235
UnitedHealth Group, Inc.	34,554	5,714,541
Universal Health Services, Inc. Class B	36,448	4,577,869
Wellcare Health Plans, Inc. (a)	21,794	3,077,313
		96,042,501
Life Sciences Tools & Services - 0.1%
Bruker Corp.	150,613	3,637,304
Pharmaceuticals - 7.3%
Allergan PLC	17,386	4,256,441
Endo International PLC (a)	5,400	73,710
Johnson & Johnson	688,301	84,117,265
Merck & Co., Inc.	908,350	59,833,015
Pfizer, Inc.	1,813,069	61,861,914
		210,142,345

TOTAL HEALTH CARE		360,886,206

INDUSTRIALS - 8.7%
Aerospace & Defense - 2.1%
Huntington Ingalls Industries, Inc.	54,078	11,816,043
L3 Technologies, Inc.	9,922	1,670,071
Northrop Grumman Corp.	15,457	3,819,270
Raytheon Co.	138,254	21,311,854
Spirit AeroSystems Holdings, Inc. Class A	255,592	15,747,023
United Technologies Corp.	65,311	7,350,753
		61,715,014
Airlines - 1.0%
Delta Air Lines, Inc.	169,614	8,468,827
Hawaiian Holdings, Inc. (a)	141,354	6,876,872
Southwest Airlines Co.	36,563	2,113,341
United Continental Holdings, Inc. (a)	155,125	11,493,211
		28,952,251
Building Products - 0.6%
Owens Corning	273,633	16,004,794
Commercial Services & Supplies - 0.2%
Deluxe Corp.	46,729	3,438,787
LSC Communications, Inc.	11,909	338,454
R.R. Donnelley & Sons Co.	80,813	1,355,234
		5,132,475
Electrical Equipment - 0.7%
Eaton Corp. PLC	240,341	17,299,745
Fortive Corp.	25,434	1,466,270
Regal Beloit Corp.	2,078	154,707
		18,920,722
Industrial Conglomerates - 1.9%
3M Co.	75,346	14,040,727
Carlisle Companies, Inc.	5,797	598,830
General Electric Co.	1,331,880	39,703,343
		54,342,900
Machinery - 1.5%
Allison Transmission Holdings, Inc.	114,242	4,110,427
Crane Co.	3,361	242,967
Cummins, Inc.	131,864	19,580,485
Deere & Co.	78,035	8,544,052
Illinois Tool Works, Inc.	4,062	536,225
Ingersoll-Rand PLC	65,872	5,227,602
Oshkosh Corp.	16,206	1,100,225
Stanley Black & Decker, Inc.	36,203	4,603,211
Timken Co.	18,842	832,816
		44,778,010
Professional Services - 0.2%
Manpower, Inc.	61,677	5,985,136
Road & Rail - 0.2%
Union Pacific Corp.	61,992	6,691,416
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	69,050	8,840,472
Univar, Inc. (a)	11,300	363,860
		9,204,332

TOTAL INDUSTRIALS		251,727,050

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,674,205	57,224,327
Juniper Networks, Inc.	591,467	16,561,076
		73,785,403
Electronic Equipment & Components - 0.5%
Anixter International, Inc. (a)	1,675	139,528
Corning, Inc.	466,546	12,881,335
SYNNEX Corp.	2,134	249,507
Tech Data Corp. (a)	14,492	1,260,804
Zebra Technologies Corp. Class A (a)	6,317	573,015
		15,104,189
Internet Software & Services - 0.3%
Alphabet, Inc. Class A (a)	1,067	901,540
eBay, Inc. (a)	209,011	7,085,473
		7,987,013
IT Services - 0.0%
Booz Allen Hamilton Holding Corp. Class A	12,840	459,287
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	474,480	17,185,666
Cirrus Logic, Inc. (a)	105,666	5,714,417
Intel Corp.	1,466,306	53,080,277
KLA-Tencor Corp.	159,612	14,384,233
Lam Research Corp.	40,498	4,800,633
Maxim Integrated Products, Inc.	26,116	1,156,939
Qualcomm, Inc.	544,408	30,748,164
Texas Instruments, Inc.	183,927	14,092,487
		141,162,816
Software - 0.5%
CA Technologies, Inc.	65,227	2,104,875
Oracle Corp.	303,760	12,937,138
		15,042,013
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	220,584	30,217,802
Hewlett Packard Enterprise Co.	147,902	3,375,124
HP, Inc.	1,324,172	23,000,868
NetApp, Inc.	22,769	952,427
Seagate Technology LLC (b)	116,224	5,600,835
Xerox Corp.	2,183,053	16,241,914
		79,388,970

TOTAL INFORMATION TECHNOLOGY		332,929,691

MATERIALS - 4.7%
Chemicals - 3.0%
Cabot Corp.	5,365	311,063
Eastman Chemical Co.	152,659	12,250,885
Huntsman Corp.	449,175	10,151,355
LyondellBasell Industries NV Class A	205,868	18,783,396
Monsanto Co.	10,249	1,166,644
The Chemours Co. LLC	8,560	288,130
The Dow Chemical Co.	500,580	31,166,111
Trinseo SA	195,960	13,550,634
		87,668,218
Metals & Mining - 1.6%
Nucor Corp.	304,568	19,056,820
Reliance Steel & Aluminum Co.	158,038	13,377,917
Steel Dynamics, Inc.	396,023	14,494,442
		46,929,179
Paper & Forest Products - 0.1%
Domtar Corp.	7,473	284,647
Louisiana-Pacific Corp. (a)	53,090	1,251,862
		1,536,509

TOTAL MATERIALS		136,133,906

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Care Capital Properties, Inc.	188,985	4,968,416
Corrections Corp. of America	308,868	10,408,852
Equity Commonwealth (a)	6,087	190,280
Host Hotels & Resorts, Inc. (b)	674,972	12,142,746
LaSalle Hotel Properties (SBI) (b)	30,650	885,785
Liberty Property Trust (SBI)	17,611	694,578
Omega Healthcare Investors, Inc. (b)	17,915	584,746
Outfront Media, Inc.	18,245	473,458
PS Business Parks, Inc.	1,422	165,251
Public Storage	64,568	14,686,637
Quality Care Properties, Inc. (a)	106,556	2,022,433
RLJ Lodging Trust	179,953	4,095,730
Senior Housing Properties Trust (SBI)	7,910	162,155
Sunstone Hotel Investors, Inc.	428,341	6,318,030
Weyerhaeuser Co.	611,529	20,620,758
WP Carey, Inc.	5,124	323,273
		78,743,128
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	1,869,905	78,143,330
CenturyLink, Inc. (b)	650,800	15,788,408
Level 3 Communications, Inc. (a)	22,026	1,260,989
Verizon Communications, Inc.	358,445	17,789,625
		112,982,352
UTILITIES - 4.9%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	10,698	716,445
Duke Energy Corp.	348,328	28,754,476
Entergy Corp.	36,082	2,766,046
Exelon Corp.	599,324	22,001,184
FirstEnergy Corp.	560,580	18,179,609
NextEra Energy, Inc.	76,012	9,957,572
PPL Corp.	557,688	20,567,533
		102,942,865
Gas Utilities - 0.5%
UGI Corp.	332,377	16,030,543
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	74,458	857,756
Multi-Utilities - 0.8%
Avangrid, Inc.	6,708	293,274
MDU Resources Group, Inc.	94,106	2,551,214
Public Service Enterprise Group, Inc.	414,210	19,045,376
SCANA Corp.	3,343	231,837
		22,121,701

TOTAL UTILITIES		141,952,865

TOTAL COMMON STOCKS
(Cost $2,510,822,603)		2,862,834,353
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.68% 8/17/17 (c)
(Cost $5,783,367)	5,800,000	5,781,585
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.60% (d)	27,765,498	$27,771,051
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	73,274,694	73,289,349
TOTAL MONEY MARKET FUNDS
(Cost $101,049,003)		101,060,400
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $2,617,654,973)		2,969,676,338
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(80,449,051)
NET ASSETS - 100%		$2,889,227,287

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
220 CME E-mini S&P 500 Index Contracts (United States)	March 2017	25,990,800	$1,402,302

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,492,247.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124,556
Fidelity Securities Lending Cash Central Fund	238,171
Total	$362,727

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$179,841,158	$179,841,158	$--	$--
Consumer Staples	245,890,547	245,890,547	--	--
Energy	300,447,535	300,447,535	--	--
Financials	721,299,915	721,299,915	--	--
Health Care	360,886,206	360,886,206	--	--
Industrials	251,727,050	251,727,050	--	--
Information Technology	332,929,691	332,929,691	--	--
Materials	136,133,906	136,133,906	--	--
Real Estate	78,743,128	78,743,128	--	--
Telecommunication Services	112,982,352	112,982,352	--	--
Utilities	141,952,865	141,952,865	--	--
U.S. Government and Government Agency Obligations	5,781,585	--	5,781,585	--
Money Market Funds	101,060,400	101,060,400	--	--
Total Investments in Securities:	$2,969,676,338	$2,963,894,753	$5,781,585	$--
Derivative Instruments:
Assets
Futures Contracts	$1,402,302	$1,402,302	$--	$--
Total Assets	$1,402,302	$1,402,302	$--	$--
Total Derivative Instruments:	$1,402,302	$1,402,302	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,402,302	$0
Total Equity Risk	1,402,302	0
Total Value of Derivatives	$1,402,302	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $70,347,780) — See accompanying schedule: Unaffiliated issuers (cost $2,516,605,970)	$2,868,615,938
Fidelity Central Funds (cost $101,049,003)	101,060,400
Total Investments (cost $2,617,654,973)		$2,969,676,338
Receivable for investments sold		24,543,527
Receivable for fund shares sold		8,565,507
Dividends receivable		7,540,057
Distributions receivable from Fidelity Central Funds		28,632
Total assets		3,010,354,061
Liabilities
Payable to custodian bank	$784,587
Payable for investments purchased	41,335,778
Payable for fund shares redeemed	4,593,918
Accrued management fee	703,032
Payable for daily variation margin for derivative instruments	77,565
Other affiliated payables	351,516
Collateral on securities loaned	73,280,378
Total liabilities		121,126,774
Net Assets		$2,889,227,287
Net Assets consist of:
Paid in capital		$2,521,289,150
Undistributed net investment income		9,477,261
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,037,209
Net unrealized appreciation (depreciation) on investments		353,423,667
Net Assets, for 230,639,191 shares outstanding		$2,889,227,287
Net Asset Value, offering price and redemption price per share ($2,889,227,287 ÷ 230,639,191 shares)		$12.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$54,861,789
Interest		50,227
Income from Fidelity Central Funds (including $238,171 from security lending)		362,727
Total income		55,274,743
Expenses
Management fee	$6,216,249
Transfer agent fees	3,112,230
Independent trustees' fees and expenses	8,555
Miscellaneous	5,737
Total expenses before reductions	9,342,771
Expense reductions	(362)	9,342,409
Net investment income (loss)		45,932,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,239,557
Fidelity Central Funds	(4,956)
Foreign currency transactions	27
Futures contracts	5,199,649
Total net realized gain (loss)		45,434,277
Change in net unrealized appreciation (depreciation) on: Investment securities	415,177,382
Futures contracts	899,649
Total change in net unrealized appreciation (depreciation)		416,077,031
Net gain (loss)		461,511,308
Net increase (decrease) in net assets resulting from operations		$507,443,642

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,932,334	$29,451,038
Net realized gain (loss)	45,434,277	(21,752,912)
Change in net unrealized appreciation (depreciation)	416,077,031	(148,264,686)
Net increase (decrease) in net assets resulting from operations	507,443,642	(140,566,560)
Distributions to shareholders from net investment income	(38,789,221)	(27,330,027)
Distributions to shareholders from net realized gain	–	(19,261,829)
Total distributions	(38,789,221)	(46,591,856)
Share transactions
Proceeds from sales of shares	1,358,650,321	973,573,154
Reinvestment of distributions	37,834,856	45,246,065
Cost of shares redeemed	(544,200,825)	(368,721,721)
Net increase (decrease) in net assets resulting from share transactions	852,284,352	650,097,498
Total increase (decrease) in net assets	1,320,938,773	462,939,082
Net Assets
Beginning of period	1,568,288,514	1,105,349,432
End of period	$2,889,227,287	$1,568,288,514
Other Information
Undistributed net investment income end of period	$9,477,261	$2,921,629
Shares
Sold	117,663,726	90,741,261
Issued in reinvestment of distributions	3,143,198	4,311,676
Redeemed	(47,915,162)	(34,436,496)
Net increase (decrease)	72,891,762	60,616,441

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Enhanced Index Fund

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$11.38	$10.21	$8.89	$7.78
Income from Investment Operations
Net investment income (loss)B	.25	.24	.26C	.20	.18
Net realized and unrealized gain (loss)	2.55	(1.32)	1.28	1.87	1.21
Total from investment operations	2.80	(1.08)	1.54	2.07	1.39
Distributions from net investment income	(.21)	(.21)	(.12)	(.16)	(.15)
Distributions from net realized gain	–	(.15)	(.24)	(.59)	(.13)
Total distributions	(.21)	(.36)	(.37)D	(.75)	(.28)
Net asset value, end of period	$12.53	$9.94	$11.38	$10.21	$8.89
Total ReturnE	28.30%	(9.69)%	15.37%	23.92%	18.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.23%	2.20%	2.34%C	2.01%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$2,889,227	$1,568,289	$1,105,349	$180,081	$106,740
Portfolio turnover rateH	81%	88%	76%I	85%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.00%.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.243 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Large Cap Core Enhanced Index Fund	23.09%	13.45%	6.93%

 A From April 19, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Core Enhanced Index Fund on April 19, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,371	Fidelity® Large Cap Core Enhanced Index Fund
$19,891	S&P 500® Index

Fidelity® Large Cap Core Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 24.98% for the year ending February 28, 2017, rising sharply in the period’s final four months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy, and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following Brexit – the U.K.’s June vote to exit the European Union – recovering quickly to settle into a flattish stretch until the November U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, financials (+47%) proved the top-performing sector by far, riding an uptick in bond yields and a rally in banks, especially post-election. Industrials (+27%), energy (+26%) and materials (+28%) also fared well, the latter two driven by a cyclical rebound in commodity prices. Information technology rose 33%, despite cooling off late in 2016. Conversely, real estate and health care each returned 15%, lagging the broad market on prospects of rising interest rates and an uncertain political and regulatory outlook, respectively. An improved backdrop for riskier assets curbed dividend-rich telecom services (+9%), consumer staples (+12%) and utilities (+16%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund gained 23.09%, falling short of the 24.98% increase in the benchmark S&P 500® index. The fund’s exposure to stocks with attractive profitability and momentum characteristics proved detrimental to relative performance, as both factors lagged the market. In contrast, we generally benefited from our allocation to companies displaying the factors of strong earnings quality; cyclical value; and “information flow alpha,” our proprietary measure of how investors in various market segments are processing information about stocks. On a sector and individual stock basis, security selection – which stems from our quantitative, model-driven investment approach – in energy hampered relative performance, especially a position in natural gas and oil exploration and production company Southwestern Energy, which struggled in the period’s second half on fears of oversupply in the industry. Stock picking also was detrimental in consumer discretionary, with overweightings in retailers Michael Kors Holdings and Target particularly detracting. In contrast, stock selection in materials added value, as did security selection in financials, even as a relative underweighting in this latter category tempered the positive impact. Fund holdings Bank of America, Morgan Stanley, Goldman Sachs and JPMorgan Chase all benefited from the market’s anticipation of higher interest rates and a more favorable regulatory backdrop. Another individual contributor was HP, formerly Hewlett-Packard, a provider of technology products and services that rose on better-than-expected quarterly earnings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Core Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.1	3.5
Microsoft Corp.	2.9	2.7
Johnson & Johnson	2.2	2.2
JPMorgan Chase & Co.	2.1	1.8
Amazon.com, Inc.	1.9	2.1
Wells Fargo & Co.	1.8	1.6
Exxon Mobil Corp.	1.8	2.0
AT&T, Inc.	1.8	1.8
Bank of America Corp.	1.8	1.4
Berkshire Hathaway, Inc. Class B	1.8	1.5
	22.2

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	22.5
Health Care	15.7	16.3
Consumer Discretionary	13.4	11.6
Financials	12.8	14.3
Consumer Staples	10.2	10.8
Industrials	8.2	8.0
Energy	4.9	5.5
Materials	3.9	4.0
Telecommunication Services	3.5	3.8
Utilities	1.7	1.8

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.7%

As of August 31, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.1%

Fidelity® Large Cap Core Enhanced Index Fund

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.2%
BorgWarner, Inc.	7,986	$336,929
Gentex Corp.	53,310	1,121,109
Lear Corp.	18,905	2,684,321
Tenneco, Inc.	36,894	2,372,653
		6,515,012
Automobiles - 1.4%
Ford Motor Co.	302,235	3,787,005
General Motors Co.	95,759	3,527,762
		7,314,767
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	56,003	3,133,368
Darden Restaurants, Inc.	38,234	2,855,315
McDonald's Corp.	3,383	431,840
		6,420,523
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (a)	11,735	9,916,544
Media - 3.7%
Comcast Corp. Class A	130,718	4,891,468
Discovery Communications, Inc. Class C (non-vtg.) (a)	88,476	2,483,521
MSG Network, Inc. Class A (a)	36,933	805,139
Scripps Networks Interactive, Inc. Class A	34,591	2,793,915
The Walt Disney Co.	62,226	6,850,460
Time Warner, Inc.	14,314	1,405,778
		19,230,281
Multiline Retail - 0.8%
Kohl's Corp.	37,792	1,610,695
Target Corp.	48,939	2,876,145
		4,486,840
Specialty Retail - 2.4%
Bed Bath & Beyond, Inc.	65,328	2,639,251
Best Buy Co., Inc.	64,958	2,866,597
Gap, Inc. (b)	40,546	1,006,352
Home Depot, Inc.	36,906	5,348,048
Staples, Inc.	61,074	549,055
		12,409,303
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	18,680	1,644,027
Michael Kors Holdings Ltd. (a)	62,093	2,266,395
Ralph Lauren Corp.	5,411	429,255
		4,339,677

TOTAL CONSUMER DISCRETIONARY		70,632,947

CONSUMER STAPLES - 10.2%
Beverages - 1.6%
PepsiCo, Inc.	61,193	6,754,483
The Coca-Cola Co.	36,765	1,542,659
		8,297,142
Food & Staples Retailing - 2.6%
CVS Health Corp.	60,219	4,852,447
Wal-Mart Stores, Inc.	76,326	5,413,803
Walgreens Boots Alliance, Inc.	37,702	3,256,699
		13,522,949
Food Products - 1.8%
Bunge Ltd.	24,961	2,043,058
Campbell Soup Co.	48,353	2,869,751
Pilgrim's Pride Corp. (b)	17,144	349,395
The J.M. Smucker Co.	10,232	1,450,181
Tyson Foods, Inc. Class A	50,122	3,135,632
		9,848,017
Household Products - 2.5%
Colgate-Palmolive Co.	39,438	2,878,185
Procter & Gamble Co.	98,550	8,974,949
Spectrum Brands Holdings, Inc. (b)	10,289	1,396,423
		13,249,557
Tobacco - 1.7%
Altria Group, Inc.	85,120	6,377,190
Philip Morris International, Inc.	16,245	1,776,391
Reynolds American, Inc.	11,229	691,370
		8,844,951

TOTAL CONSUMER STAPLES		53,762,616

ENERGY - 4.9%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	2,095	126,287
Dril-Quip, Inc. (a)(b)	7,840	480,984
Schlumberger Ltd.	3,492	280,617
TechnipFMC PLC (a)	19,157	619,154
		1,507,042
Oil, Gas & Consumable Fuels - 4.6%
Antero Resources Corp. (a)(b)	79,752	1,912,453
Chesapeake Energy Corp. (a)(b)	127,540	695,093
Chevron Corp.	24,719	2,780,888
ConocoPhillips Co.	4,731	225,054
Enbridge, Inc.	5,258	220,047
Exxon Mobil Corp.	114,196	9,286,419
Noble Energy, Inc.	6,050	220,281
ONEOK, Inc. (b)	31,591	1,707,494
Southwestern Energy Co. (a)	217,048	1,630,030
The Williams Companies, Inc.	70,453	1,996,638
Valero Energy Corp.	51,423	3,494,193
		24,168,590

TOTAL ENERGY		25,675,632

FINANCIALS - 12.8%
Banks - 6.0%
Bank of America Corp.	372,929	9,203,888
Citigroup, Inc.	23,030	1,377,424
JPMorgan Chase & Co.	122,859	11,133,483
U.S. Bancorp	7,493	412,115
Wells Fargo & Co.	162,251	9,391,088
		31,517,998
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	19,840	4,921,510
Morgan Stanley	95,742	4,372,537
Morningstar, Inc.	10,334	829,097
Thomson Reuters Corp.	7,695	325,366
		10,448,510
Consumer Finance - 1.9%
Ally Financial, Inc.	15,154	340,813
American Express Co.	45,812	3,667,709
Capital One Financial Corp.	31,432	2,950,208
Discover Financial Services	44,146	3,140,546
		10,099,276
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	53,659	9,198,226
Insurance - 1.0%
AFLAC, Inc.	31,065	2,247,553
Everest Re Group Ltd.	580	136,381
Principal Financial Group, Inc.	5,487	343,157
Prudential Financial, Inc.	22,716	2,511,027
		5,238,118
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	31,799	352,969
MFA Financial, Inc.	24,940	200,019
		552,988

TOTAL FINANCIALS		67,055,116

HEALTH CARE - 15.7%
Biotechnology - 3.7%
AbbVie, Inc.	54,498	3,370,156
Amgen, Inc.	35,240	6,220,917
Biogen, Inc. (a)	9,669	2,790,473
Gilead Sciences, Inc.	71,450	5,035,796
United Therapeutics Corp. (a)(b)	14,610	2,158,189
		19,575,531
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	890	40,121
Baxter International, Inc.	39,095	1,990,717
Becton, Dickinson & Co.	408	74,684
Danaher Corp.	22,162	1,895,959
Masimo Corp. (a)	18,722	1,691,720
Medtronic PLC	2,114	171,044
		5,864,245
Health Care Providers & Services - 4.7%
Aetna, Inc.	30,431	3,918,296
Anthem, Inc.	23,880	3,935,902
Centene Corp. (a)	11,050	779,025
Cigna Corp.	2,548	379,397
Express Scripts Holding Co. (a)	52,959	3,741,553
HCA Holdings, Inc. (a)	6,312	550,659
Humana, Inc. (b)	740	156,325
McKesson Corp.	23,817	3,575,646
UnitedHealth Group, Inc.	41,091	6,795,630
Wellcare Health Plans, Inc. (a)	5,235	739,182
		24,571,615
Life Sciences Tools & Services - 0.1%
PRA Health Sciences, Inc. (a)	3,026	178,564
Pharmaceuticals - 6.1%
Allergan PLC	6,714	1,643,721
Bristol-Myers Squibb Co.	60,922	3,454,887
Eli Lilly & Co.	928	76,848
Johnson & Johnson	92,656	11,323,490
Merck & Co., Inc.	113,053	7,446,801
Pfizer, Inc.	237,836	8,114,964
		32,060,711

TOTAL HEALTH CARE		82,250,666

INDUSTRIALS - 8.2%
Aerospace & Defense - 2.6%
General Dynamics Corp.	9,652	1,832,046
Moog, Inc. Class A (a)	7,394	499,687
Northrop Grumman Corp.	4,723	1,167,006
Raytheon Co.	13,672	2,107,539
Spirit AeroSystems Holdings, Inc. Class A	44,940	2,768,753
The Boeing Co.	30,603	5,515,579
		13,890,610
Airlines - 1.0%
Delta Air Lines, Inc.	68,268	3,408,621
Hawaiian Holdings, Inc. (a)	19,683	957,578
United Continental Holdings, Inc. (a)	11,996	888,784
		5,254,983
Building Products - 0.3%
Owens Corning	31,839	1,862,263
Commercial Services & Supplies - 0.0%
LSC Communications, Inc.	148	4,206
Electrical Equipment - 0.5%
Eaton Corp. PLC	37,059	2,667,507
Industrial Conglomerates - 2.1%
3M Co.	29,986	5,587,891
General Electric Co.	146,936	4,380,162
Honeywell International, Inc.	7,738	963,381
		10,931,434
Machinery - 1.4%
Allison Transmission Holdings, Inc.	13,336	479,829
Cummins, Inc.	22,358	3,319,939
Illinois Tool Works, Inc.	1,066	140,723
Ingersoll-Rand PLC	28,236	2,240,809
Stanley Black & Decker, Inc.	6,285	799,138
Toro Co.	4,849	291,958
		7,272,396
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc. (b)	5,606	1,390,064

TOTAL INDUSTRIALS		43,273,463

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 2.5%
Cisco Systems, Inc.	211,260	7,220,867
F5 Networks, Inc. (a)	19,263	2,759,810
Juniper Networks, Inc.	104,462	2,924,936
		12,905,613
Electronic Equipment & Components - 0.5%
CDW Corp.	10,181	599,661
Corning, Inc.	80,013	2,209,159
		2,808,820
Internet Software & Services - 4.1%
Alphabet, Inc.:
Class A (a)	7,588	6,411,329
Class C (a)	4,356	3,585,903
eBay, Inc. (a)	109,760	3,720,864
Facebook, Inc. Class A (a)	55,454	7,516,235
		21,234,331
IT Services - 1.9%
Accenture PLC Class A	7,681	940,923
Cognizant Technology Solutions Corp. Class A (a)	11,926	706,854
IBM Corp.	37,253	6,698,834
MasterCard, Inc. Class A	416	45,951
Maximus, Inc.	5,287	315,475
Visa, Inc. Class A	16,025	1,409,239
		10,117,276
Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	105,620	3,825,556
Cirrus Logic, Inc. (a)	15,093	816,229
Intel Corp.	193,409	7,001,406
KLA-Tencor Corp.	32,792	2,955,215
Qualcomm, Inc.	84,329	4,762,902
Skyworks Solutions, Inc.	2,188	207,444
Texas Instruments, Inc.	59,844	4,585,247
		24,153,999
Software - 3.2%
CA Technologies, Inc.	9,714	313,471
Intuit, Inc.	6,897	865,160
Microsoft Corp.	236,429	15,126,727
Oracle Corp.	12,685	540,254
		16,845,612
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	156,887	21,491,950
Hewlett Packard Enterprise Co.	122,681	2,799,580
HP, Inc.	205,508	3,569,674
Seagate Technology LLC (b)	43,921	2,116,553
Xerox Corp.	340,648	2,534,421
		32,512,178

TOTAL INFORMATION TECHNOLOGY		120,577,829

MATERIALS - 3.9%
Chemicals - 2.7%
Celanese Corp. Class A	673	60,011
E.I. du Pont de Nemours & Co.	13,015	1,022,198
Huntsman Corp.	53,332	1,205,303
LyondellBasell Industries NV Class A	37,368	3,409,456
Monsanto Co.	6,341	721,796
The Dow Chemical Co.	73,563	4,580,032
The Scotts Miracle-Gro Co. Class A	6,090	551,937
Trinseo SA	39,871	2,757,080
		14,307,813
Containers & Packaging - 0.0%
Owens-Illinois, Inc. (a)	6,286	124,463
Metals & Mining - 1.0%
Nucor Corp.	51,224	3,205,086
Reliance Steel & Aluminum Co.	20,283	1,716,956
		4,922,042
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (a)	42,760	1,008,281

TOTAL MATERIALS		20,362,599

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Public Storage	15,848	3,604,786
RLJ Lodging Trust	3,796	86,397
Weyerhaeuser Co.	101,824	3,433,505
		7,124,688
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	222,044	9,279,219
CenturyLink, Inc. (b)	112,963	2,740,482
Verizon Communications, Inc.	130,838	6,493,490
		18,513,191
UTILITIES - 1.7%
Electric Utilities - 1.2%
Duke Energy Corp.	48,188	3,977,919
Exelon Corp.	23,318	856,004
FirstEnergy Corp.	3,000	97,290
NextEra Energy, Inc.	12,320	1,613,920
		6,545,133
Gas Utilities - 0.1%
UGI Corp.	9,760	470,725
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	46,922	2,157,474

TOTAL UTILITIES		9,173,332

TOTAL COMMON STOCKS
(Cost $415,064,157)		518,402,079
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $498,702)	500,000	498,413
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.60% (d)	4,913,413	$4,914,395
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	13,976,256	13,979,052
TOTAL MONEY MARKET FUNDS
(Cost $18,891,823)		18,893,447
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $434,454,682)		537,793,939
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(12,808,166)
NET ASSETS - 100%		$524,985,773

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
57 CME E-mini S&P 500 Index Contracts (United States)	March 2017	6,733,980	$260,793

The face value of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $308,019.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,401
Fidelity Securities Lending Cash Central Fund	41,080
Total	$51,481

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$70,632,947	$70,632,947	$--	$--
Consumer Staples	53,762,616	53,762,616	--	--
Energy	25,675,632	25,675,632	--	--
Financials	67,055,116	67,055,116	--	--
Health Care	82,250,666	82,250,666	--	--
Industrials	43,273,463	43,273,463	--	--
Information Technology	120,577,829	120,577,829	--	--
Materials	20,362,599	20,362,599	--	--
Real Estate	7,124,688	7,124,688	--	--
Telecommunication Services	18,513,191	18,513,191	--	--
Utilities	9,173,332	9,173,332	--	--
U.S. Government and Government Agency Obligations	498,413	--	498,413	--
Money Market Funds	18,893,447	18,893,447	--	--
Total Investments in Securities:	$537,793,939	$537,295,526	$498,413	$--
Derivative Instruments:
Assets
Futures Contracts	$260,793	$260,793	$--	$--
Total Assets	$260,793	$260,793	$--	$--
Total Derivative Instruments:	$260,793	$260,793	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$260,793	$0
Total Equity Risk	260,793	0
Total Value of Derivatives	$260,793	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $13,476,898) — See accompanying schedule: Unaffiliated issuers (cost $415,562,859)	$518,900,492
Fidelity Central Funds (cost $18,891,823)	18,893,447
Total Investments (cost $434,454,682)		$537,793,939
Cash		35,480
Receivable for investments sold		5,905,700
Receivable for fund shares sold		685,057
Dividends receivable		1,219,694
Distributions receivable from Fidelity Central Funds		3,237
Total assets		545,643,107
Liabilities
Payable for investments purchased	$5,435,453
Payable for fund shares redeemed	1,032,869
Accrued management fee	129,524
Payable for daily variation margin for derivative instruments	16,786
Other affiliated payables	64,762
Collateral on securities loaned	13,977,940
Total liabilities		20,657,334
Net Assets		$524,985,773
Net Assets consist of:
Paid in capital		$429,009,105
Undistributed net investment income		1,335,391
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,958,773)
Net unrealized appreciation (depreciation) on investments		103,600,050
Net Assets, for 39,726,578 shares outstanding		$524,985,773
Net Asset Value, offering price and redemption price per share ($524,985,773 ÷ 39,726,578 shares)		$13.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$10,922,487
Interest		10,170
Income from Fidelity Central Funds (including $41,080 from security lending)		51,481
Total income		10,984,138
Expenses
Management fee	$1,448,099
Transfer agent fees	725,073
Independent trustees' fees and expenses	2,079
Miscellaneous	1,418
Total expenses before reductions	2,176,669
Expense reductions	(97)	2,176,572
Net investment income (loss)		8,807,566
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,265,790
Fidelity Central Funds	(866)
Foreign currency transactions	6
Futures contracts	1,026,856
Total net realized gain (loss)		8,291,786
Change in net unrealized appreciation (depreciation) on: Investment securities	81,763,619
Futures contracts	137,056
Total change in net unrealized appreciation (depreciation)		81,900,675
Net gain (loss)		90,192,461
Net increase (decrease) in net assets resulting from operations		$99,000,027

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,807,566	$7,402,916
Net realized gain (loss)	8,291,786	1,390,162
Change in net unrealized appreciation (depreciation)	81,900,675	(41,711,760)
Net increase (decrease) in net assets resulting from operations	99,000,027	(32,918,682)
Distributions to shareholders from net investment income	(7,861,211)	(6,567,904)
Distributions to shareholders from net realized gain	–	(8,297,616)
Total distributions	(7,861,211)	(14,865,520)
Share transactions
Proceeds from sales of shares	166,579,819	207,509,960
Reinvestment of distributions	7,444,746	14,075,999
Cost of shares redeemed	(151,876,457)	(143,985,591)
Net increase (decrease) in net assets resulting from share transactions	22,148,108	77,600,368
Total increase (decrease) in net assets	113,286,924	29,816,166
Net Assets
Beginning of period	411,698,849	381,882,683
End of period	$524,985,773	$411,698,849
Other Information
Undistributed net investment income end of period	$1,335,391	$603,436
Shares
Sold	13,918,048	17,838,199
Issued in reinvestment of distributions	591,010	1,214,811
Redeemed	(12,563,272)	(12,333,931)
Net increase (decrease)	1,945,786	6,719,079

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Core Enhanced Index Fund

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$12.29	$11.30	$10.70	$9.68
Income from Investment Operations
Net investment income (loss)B	.22	.22	.20	.19	.21
Net realized and unrealized gain (loss)	2.29	(1.17)	1.55	2.45	1.03
Total from investment operations	2.51	(.95)	1.75	2.64	1.24
Distributions from net investment income	(.20)	(.19)	(.16)	(.27)	(.18)
Distributions from net realized gain	–	(.25)	(.60)	(1.77)	(.05)
Total distributions	(.20)	(.44)	(.76)	(2.04)	(.22)C
Net asset value, end of period	$13.21	$10.90	$12.29	$11.30	$10.70
Total ReturnD	23.09%	(7.94)%	16.04%	26.44%	13.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.82%	1.86%	1.69%	1.67%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$524,986	$411,699	$381,883	$441,773	$208,675
Portfolio turnover rateG	82%	84%	101%	125%	85%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.049 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Mid Cap Enhanced Index Fund	24.85%	14.14%	8.83%

 A From December 20, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Enhanced Index Fund on December 20, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$21,779	Fidelity® Mid Cap Enhanced Index Fund
$21,384	Russell Midcap® Index

Fidelity® Mid Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 24.98% for the year ending February 28, 2017, rising sharply in the period’s final four months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy, and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following Brexit – the U.K.’s June vote to exit the European Union – recovering quickly to settle into a flattish stretch until the November U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, financials (+47%) proved the top-performing sector by far, riding an uptick in bond yields and a rally in banks, especially post-election. Industrials (+27%), energy (+26%) and materials (+28%) also fared well, the latter two driven by a cyclical rebound in commodity prices. Information technology rose 33%, despite cooling off late in 2016. Conversely, real estate and health care each returned 15%, lagging the broad market on prospects of rising interest rates and an uncertain political and regulatory outlook, respectively. An improved backdrop for riskier assets curbed dividend-rich telecom services (+9%), consumer staples (+12%) and utilities (+16%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund gained 24.85%, trailing the 26.81% increase in the benchmark Russell Midcap® Index. The fund’s exposure to stocks with attractive profitability and momentum characteristics proved detrimental, as both factors lagged the market. In contrast, we generally benefited from our allocation to companies displaying the factors of strong earnings quality; cyclical value; and “information flow alpha,” our proprietary measure of how investors in various market segments are processing information about stocks. On a sector and individual stock basis, security selection – which stems from our quantitative, model-driven investment approach – in energy hampered relative performance, especially a position in natural gas and oil exploration and production company Southwestern Energy, which struggled in the period’s second half on fears of oversupply in the industry. Stock picking also was detrimental in consumer discretionary, with overweightings in retailers Michael Kors Holdings, Target and Macy’s all detracting. In contrast, stock selection in information technology was strong, especially in the semiconductors & semiconductor equipment industry, led by a position in NVIDIA, a maker of graphics processors that in November reported much-better-than-expected financial results. Another semiconductor-related name, equipment manufacturer Applied Materials, produced strong earnings throughout the period and contributed meaningfully to our results. In industrials, another area of positive stock picking, overweighting recreational vehicle manufacturer Thor Industries added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
NVIDIA Corp.	1.3	1.0
Synchrony Financial	1.0	0.9
SunTrust Banks, Inc.	0.9	0.8
PPL Corp.	0.9	0.8
Weyerhaeuser Co.	0.9	0.9
Electronic Arts, Inc.	0.9	0.9
Cummins, Inc.	0.9	0.2
Ross Stores, Inc.	0.8	0.3
Public Service Enterprise Group, Inc.	0.8	0.8
Nucor Corp.	0.8	0.7
	9.2

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.0	15.0
Information Technology	16.8	16.3
Industrials	12.2	10.8
Financials	11.7	21.0
Health Care	10.5	11.3
Real Estate	7.5	0.0
Consumer Staples	6.4	7.1
Materials	6.2	6.2
Energy	5.0	5.4
Utilities	4.8	5.1

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.3%

As of August 31, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Mid Cap Enhanced Index Fund

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 2.6%
BorgWarner, Inc.	166,738	$7,034,676
Delphi Automotive PLC	81,709	6,220,506
Gentex Corp.	330,274	6,945,662
Lear Corp.	54,465	7,733,485
Tenneco, Inc.	32,075	2,062,743
		29,997,072
Automobiles - 0.5%
Ford Motor Co.	467,693	5,860,193
Thor Industries, Inc.	5,368	594,882
		6,455,075
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	26,297	939,855
Brinker International, Inc.	38,868	1,641,784
Darden Restaurants, Inc.	99,460	7,427,673
International Game Technology PLC	36,263	979,101
Park Hotels & Resorts, Inc.	228,062	5,824,703
Wyndham Worldwide Corp.	14,516	1,208,312
		18,021,428
Household Durables - 1.2%
D.R. Horton, Inc.	251,134	8,036,288
Garmin Ltd.	21,675	1,118,647
Harman International Industries, Inc.	2,415	269,562
NVR, Inc. (a)	241	466,328
PulteGroup, Inc.	66,176	1,459,181
Whirlpool Corp.	13,556	2,420,966
		13,770,972
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	338,653	6,393,769
Leisure Products - 0.4%
Brunswick Corp.	69,335	4,152,473
Media - 1.9%
Discovery Communications, Inc.:
Class A (a)(b)	224,373	6,452,967
Class C (non-vtg.) (a)	242,730	6,813,431
Liberty Media Corp. Liberty SiriusXM Class A (a)	3,288	129,317
Scripps Networks Interactive, Inc. Class A	86,486	6,985,474
Tegna, Inc.	53,811	1,379,176
		21,760,365
Multiline Retail - 2.1%
Dillard's, Inc. Class A (b)	18,357	1,000,824
Dollar General Corp.	88,991	6,498,123
Kohl's Corp.	136,579	5,820,997
Macy's, Inc.	202,376	6,722,931
Target Corp.	73,529	4,321,299
		24,364,174
Specialty Retail - 4.5%
Bed Bath & Beyond, Inc.	163,770	6,616,308
Best Buy Co., Inc.	179,620	7,926,631
Dick's Sporting Goods, Inc.	86,312	4,224,972
Foot Locker, Inc.	88,226	6,676,061
GameStop Corp. Class A (b)	55,864	1,365,316
Gap, Inc. (b)	279,771	6,943,916
Michaels Companies, Inc. (a)	3,450	69,311
Penske Automotive Group, Inc.	3,566	179,370
Ross Stores, Inc.	143,503	9,841,436
Staples, Inc.	710,716	6,389,337
Urban Outfitters, Inc. (a)(b)	64,192	1,670,918
Williams-Sonoma, Inc. (b)	29,595	1,438,021
		53,341,597
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.	18,680	1,644,027
Michael Kors Holdings Ltd. (a)	181,572	6,627,378
PVH Corp.	71,998	6,595,017
Ralph Lauren Corp.	83,133	6,594,941
		21,461,363

TOTAL CONSUMER DISCRETIONARY		199,718,288

CONSUMER STAPLES - 6.4%
Beverages - 0.6%
Dr. Pepper Snapple Group, Inc.	81,823	7,645,541
Food Products - 4.9%
Bunge Ltd.	101,440	8,302,864
Campbell Soup Co.	119,752	7,107,281
ConAgra Foods, Inc.	154,159	6,352,892
Hormel Foods Corp.	27,984	986,436
Ingredion, Inc.	55,855	6,752,311
Lamb Weston Holdings, Inc.	30,121	1,180,442
Mead Johnson Nutrition Co. Class A	19,660	1,725,951
Pilgrim's Pride Corp. (b)	304,582	6,207,381
The J.M. Smucker Co.	62,478	8,855,007
Tyson Foods, Inc. Class A	144,600	9,046,176
WhiteWave Foods Co. (a)	10,161	559,668
		57,076,409
Household Products - 0.9%
Church & Dwight Co., Inc.	160,802	8,014,372
Clorox Co.	5,444	744,794
Spectrum Brands Holdings, Inc. (b)	13,723	1,862,486
		10,621,652
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	10,330	511,748

TOTAL CONSUMER STAPLES		75,855,350

ENERGY - 5.0%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	44,596	2,688,247
Dril-Quip, Inc. (a)(b)	96,267	5,905,980
Rowan Companies PLC (a)(b)	51,777	938,199
		9,532,426
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp. (a)(b)	216,694	5,196,322
Cabot Oil & Gas Corp.	11,435	250,427
Chesapeake Energy Corp. (a)(b)	526,526	2,869,567
Continental Resources, Inc. (a)(b)	8,593	388,404
Devon Energy Corp.	40,635	1,761,934
Energen Corp. (a)	2,116	111,090
EQT Corp.	41,135	2,463,575
Marathon Petroleum Corp.	50,013	2,480,645
Murphy Oil Corp. (b)	41,528	1,174,827
Noble Energy, Inc.	84,202	3,065,795
ONEOK, Inc. (b)	146,688	7,928,486
PBF Energy, Inc. Class A (b)	16,618	406,975
Rice Energy, Inc. (a)	117,178	2,185,370
Southwestern Energy Co. (a)	768,333	5,770,181
Tesoro Corp.	54,837	4,671,564
The Williams Companies, Inc.	97,863	2,773,437
Valero Energy Corp.	86,040	5,846,418
World Fuel Services Corp.	17,237	623,462
		49,968,479

TOTAL ENERGY		59,500,905

FINANCIALS - 11.7%
Banks - 4.4%
Citizens Financial Group, Inc.	220,202	8,228,949
East West Bancorp, Inc.	80,920	4,379,390
Fifth Third Bancorp	341,313	9,365,629
KeyCorp	375,937	7,056,337
M&T Bank Corp.	3,901	651,350
Regions Financial Corp.	613,305	9,365,167
SunTrust Banks, Inc.	184,429	10,971,681
TCF Financial Corp.	106,536	1,853,726
		51,872,229
Capital Markets - 2.3%
Affiliated Managers Group, Inc.	8,426	1,414,978
Ameriprise Financial, Inc.	34,521	4,539,512
Eaton Vance Corp. (non-vtg.)	10,905	508,500
Federated Investors, Inc. Class B (non-vtg.) (b)	224,040	6,087,167
Lazard Ltd. Class A	20,936	901,504
Morningstar, Inc.	41,138	3,300,502
MSCI, Inc.	12,437	1,176,416
Raymond James Financial, Inc.	8,785	690,150
T. Rowe Price Group, Inc.	125,966	8,970,039
		27,588,768
Consumer Finance - 1.7%
Ally Financial, Inc.	53,192	1,196,288
Navient Corp.	381,201	5,874,307
Santander Consumer U.S.A. Holdings, Inc. (a)	90,988	1,344,803
Synchrony Financial	303,973	11,015,982
		19,431,380
Diversified Financial Services - 0.2%
Donnelley Financial Solutions, Inc. (a)	28,908	668,064
Leucadia National Corp.	29,948	797,216
Varex Imaging Corp. (a)	13,484	469,513
		1,934,793
Insurance - 1.9%
American International Group, Inc. warrants 1/19/21 (a)	574	12,594
Arch Capital Group Ltd. (a)	1,249	118,118
Aspen Insurance Holdings Ltd.	45,687	2,560,756
Assured Guaranty Ltd.	109,439	4,499,037
CNA Financial Corp.	4,957	212,556
Everest Re Group Ltd.	16,501	3,880,045
FNF Group	17,081	654,715
Lincoln National Corp.	47,777	3,352,034
Old Republic International Corp.	98,030	2,030,201
Principal Financial Group, Inc.	13,016	814,021
Progressive Corp.	27,190	1,065,304
Prudential Financial, Inc.	2,986	330,072
Unum Group	51,397	2,509,716
		22,039,169
Mortgage Real Estate Investment Trusts - 1.2%
Agnc Investment Corp.	27,229	534,505
Annaly Capital Management, Inc.	103,721	1,151,303
Chimera Investment Corp.	342,067	6,581,369
MFA Financial, Inc.	761,179	6,104,656
		14,371,833

TOTAL FINANCIALS		137,238,172

HEALTH CARE - 10.5%
Biotechnology - 0.6%
United Therapeutics Corp. (a)(b)	47,641	7,037,529
Health Care Equipment & Supplies - 2.8%
C.R. Bard, Inc.	35,179	8,627,298
Edwards Lifesciences Corp. (a)	76,596	7,203,088
Hill-Rom Holdings, Inc.	25,194	1,674,141
Hologic, Inc. (a)	181,812	7,377,931
Masimo Corp. (a)	35,390	3,197,840
The Cooper Companies, Inc.	14,973	2,981,723
Varian Medical Systems, Inc. (a)	18,726	1,570,924
		32,632,945
Health Care Providers & Services - 5.1%
Aetna, Inc.	47,091	6,063,437
AmerisourceBergen Corp.	25,106	2,297,450
Anthem, Inc.	37,979	6,259,699
Cardinal Health, Inc.	17,215	1,400,785
Centene Corp. (a)	66,192	4,666,536
Express Scripts Holding Co. (a)	83,117	5,872,216
HCA Holdings, Inc. (a)	2,800	244,272
HealthSouth Corp.	4,709	199,285
Humana, Inc. (b)	1,604	338,845
Laboratory Corp. of America Holdings (a)	25,839	3,675,856
McKesson Corp.	40,208	6,036,427
Quest Diagnostics, Inc.	78,145	7,614,449
Universal Health Services, Inc. Class B	63,935	8,030,236
VCA, Inc. (a)	1,519	138,077
Wellcare Health Plans, Inc. (a)	49,952	7,053,222
		59,890,792
Health Care Technology - 0.2%
Cerner Corp. (a)	34,583	1,903,448
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	156,854	8,046,610
Bruker Corp.	155,709	3,760,372
Charles River Laboratories International, Inc. (a)	25,937	2,255,741
PRA Health Sciences, Inc. (a)	10,276	606,387
VWR Corp. (a)	4,356	122,404
		14,791,514
Pharmaceuticals - 0.6%
Mallinckrodt PLC (a)	136,352	7,147,572

TOTAL HEALTH CARE		123,403,800

INDUSTRIALS - 12.2%
Aerospace & Defense - 1.9%
Huntington Ingalls Industries, Inc.	30,097	6,576,195
L3 Technologies, Inc.	19,333	3,254,131
Northrop Grumman Corp.	2,328	575,226
Raytheon Co.	1,456	224,442
Spirit AeroSystems Holdings, Inc. Class A	118,289	7,287,785
Textron, Inc.	105,221	4,976,953
		22,894,732
Airlines - 1.6%
Alaska Air Group, Inc.	56,058	5,483,594
JetBlue Airways Corp. (a)	314,958	6,286,562
United Continental Holdings, Inc. (a)	103,846	7,693,950
		19,464,106
Building Products - 0.7%
Johnson Controls International PLC	24,978	1,047,577
Owens Corning	120,007	7,019,209
		8,066,786
Commercial Services & Supplies - 0.8%
Cintas Corp.	35,780	4,222,398
KAR Auction Services, Inc.	33,925	1,520,519
LSC Communications, Inc.	37,805	1,074,418
Pitney Bowes, Inc.	89,583	1,221,912
R.R. Donnelley & Sons Co.	82,455	1,382,770
		9,422,017
Electrical Equipment - 0.6%
Emerson Electric Co.	6,141	369,074
Regal Beloit Corp.	2,078	154,707
Rockwell Automation, Inc.	42,646	6,443,811
		6,967,592
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	6,650	686,945
Machinery - 3.4%
Allison Transmission Holdings, Inc.	186,618	6,714,516
Crane Co.	3,311	239,352
Cummins, Inc.	67,363	10,002,732
Donaldson Co., Inc.	18,588	798,355
Ingersoll-Rand PLC	61,292	4,864,133
Oshkosh Corp.	4,319	293,217
PACCAR, Inc.	7,828	522,989
Parker Hannifin Corp.	21,664	3,354,454
Snap-On, Inc.	2,479	420,612
Stanley Black & Decker, Inc.	34,720	4,414,648
Timken Co.	12,538	554,180
Toro Co.	35,719	2,150,641
Trinity Industries, Inc.	85,535	2,295,759
Wabtec Corp. (b)	45,002	3,605,560
		40,231,148
Professional Services - 1.2%
Manpower, Inc.	70,802	6,870,626
Robert Half International, Inc.	142,792	6,888,286
		13,758,912
Trading Companies & Distributors - 1.9%
HD Supply Holdings, Inc. (a)	153,555	6,602,865
MSC Industrial Direct Co., Inc. Class A	11,750	1,181,933
United Rentals, Inc. (a)	63,938	8,185,982
W.W. Grainger, Inc. (b)	24,759	6,139,242
		22,110,022

TOTAL INDUSTRIALS		143,602,260

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 2.0%
F5 Networks, Inc. (a)	53,424	7,654,056
Juniper Networks, Inc.	273,694	7,663,432
Motorola Solutions, Inc.	99,400	7,849,618
		23,167,106
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	39,497	2,851,683
Avnet, Inc.	5,549	255,698
CDW Corp.	39,899	2,350,051
Corning, Inc.	99,696	2,752,607
Dolby Laboratories, Inc. Class A	42,154	2,060,909
Keysight Technologies, Inc. (a)	2,112	79,411
Zebra Technologies Corp. Class A (a)	6,317	573,015
		10,923,374
Internet Software & Services - 0.5%
eBay, Inc. (a)	181,246	6,144,239
IT Services - 1.9%
Amdocs Ltd.	117,158	7,105,633
Booz Allen Hamilton Holding Corp. Class A	26,087	933,132
Conduent, Inc. (a)	95,577	1,537,834
CSRA, Inc.	1,027	30,625
First Data Corp. Class A (a)	2,023	32,570
Leidos Holdings, Inc.	17,181	915,747
Paychex, Inc.	120,847	7,422,423
The Western Union Co. (b)	208,848	4,101,775
		22,079,739
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	163,200	5,911,104
Cirrus Logic, Inc. (a)	41,966	2,269,521
KLA-Tencor Corp.	94,715	8,535,716
Lam Research Corp.	78,800	9,340,952
Linear Technology Corp.	17,120	1,105,610
Maxim Integrated Products, Inc.	181,306	8,031,856
NVIDIA Corp.	147,939	15,012,847
ON Semiconductor Corp. (a)	163,546	2,474,451
Skyworks Solutions, Inc.	98,853	9,372,253
Xilinx, Inc.	70,900	4,170,338
		66,224,648
Software - 3.6%
CA Technologies, Inc.	234,100	7,554,407
Cadence Design Systems, Inc. (a)	161,913	5,003,112
CDK Global, Inc.	76,568	5,086,412
Citrix Systems, Inc. (a)	82,361	6,502,401
Electronic Arts, Inc. (a)	115,768	10,013,932
Intuit, Inc.	1,000	125,440
Synopsys, Inc. (a)	108,683	7,764,314
		42,050,018
Technology Hardware, Storage & Peripherals - 2.3%
Hewlett Packard Enterprise Co.	66,762	1,523,509
HP, Inc.	363,370	6,311,737
NCR Corp. (a)	20,128	967,553
NetApp, Inc.	201,893	8,445,184
Western Digital Corp.	37,424	2,877,157
Xerox Corp.	974,388	7,249,447
		27,374,587

TOTAL INFORMATION TECHNOLOGY		197,963,711

MATERIALS - 6.2%
Chemicals - 2.5%
Cabot Corp.	50,730	2,941,325
Celanese Corp. Class A	60,352	5,381,588
Eastman Chemical Co.	98,498	7,904,465
Huntsman Corp.	284,222	6,423,417
LyondellBasell Industries NV Class A	62,428	5,695,931
The Chemours Co. LLC	4,547	153,052
The Scotts Miracle-Gro Co. Class A	10,591	959,862
Valspar Corp.	1,489	165,607
		29,625,247
Containers & Packaging - 1.1%
Avery Dennison Corp.	43,671	3,524,686
Crown Holdings, Inc. (a)	6,387	342,279
Owens-Illinois, Inc. (a)	70,844	1,402,711
Packaging Corp. of America	75,625	6,990,019
Sonoco Products Co.	3,971	211,734
		12,471,429
Metals & Mining - 2.6%
Newmont Mining Corp.	194,366	6,655,092
Nucor Corp.	153,678	9,615,632
Reliance Steel & Aluminum Co.	81,097	6,864,861
Steel Dynamics, Inc.	207,244	7,585,130
		30,720,715

TOTAL MATERIALS		72,817,391

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Brixmor Property Group, Inc.	281,023	6,559,077
Camden Property Trust (SBI)	47,001	3,978,635
Care Capital Properties, Inc.	248,885	6,543,187
Corrections Corp. of America	204,118	6,878,777
Equity Commonwealth (a)	5,454	170,492
Equity Lifestyle Properties, Inc.	72,111	5,741,478
Highwoods Properties, Inc. (SBI)	16,032	841,520
Hospitality Properties Trust (SBI)	190,894	6,066,611
Host Hotels & Resorts, Inc. (b)	454,691	8,179,891
Lamar Advertising Co. Class A	66,017	4,982,963
Liberty Property Trust (SBI)	48,116	1,897,695
Omega Healthcare Investors, Inc. (b)	152,462	4,976,360
Outfront Media, Inc.	9,087	235,808
Piedmont Office Realty Trust, Inc. Class A	74,908	1,718,390
Prologis, Inc.	39,820	2,032,811
Public Storage	26,610	6,052,711
Quality Care Properties, Inc. (a)	165,372	3,138,761
Retail Properties America, Inc.	26,574	409,505
Senior Housing Properties Trust (SBI)	103,812	2,128,146
Sunstone Hotel Investors, Inc.	6,990	103,103
The Macerich Co.	46,201	3,113,023
Ventas, Inc.	4,107	267,160
Weyerhaeuser Co.	308,256	10,394,392
WP Carey, Inc.	17,163	1,082,814
		87,493,310
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	6,710	239,010

TOTAL REAL ESTATE		87,732,320

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc. (b)	320,648	7,778,920
Level 3 Communications, Inc. (a)	29,973	1,715,954
		9,494,874
UTILITIES - 4.8%
Electric Utilities - 2.3%
Edison International	8,010	638,717
Entergy Corp.	70,954	5,439,334
Eversource Energy	17,902	1,050,131
FirstEnergy Corp.	265,401	8,606,954
Great Plains Energy, Inc.	13,445	390,712
Hawaiian Electric Industries, Inc.	2,606	86,728
PPL Corp.	283,998	10,473,846
Westar Energy, Inc.	3,924	211,818
Xcel Energy, Inc.	3,713	162,295
		27,060,535
Gas Utilities - 0.7%
National Fuel Gas Co.	3,697	222,929
UGI Corp.	152,506	7,355,364
		7,578,293
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	44,574	513,492
Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	14,444	394,610
Consolidated Edison, Inc.	3,462	266,712
DTE Energy Co.	38,635	3,916,816
MDU Resources Group, Inc.	123,616	3,351,230
Public Service Enterprise Group, Inc.	212,449	9,768,405
SCANA Corp.	8,499	589,406
WEC Energy Group, Inc.	35,012	2,110,173
		20,397,352
Water Utilities - 0.1%
American Water Works Co., Inc.	6,864	535,392

TOTAL UTILITIES		56,085,064

TOTAL COMMON STOCKS
(Cost $1,021,397,123)		1,163,412,135
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.62% 8/17/17 (c)
(Cost $1,196,820)	1,200,000	1,196,190
	Shares	Value

Money Market Funds - 8.1%
Fidelity Cash Central Fund, 0.60% (d)	11,813,641	$11,816,004
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	83,062,412	83,079,025
TOTAL MONEY MARKET FUNDS
(Cost $94,878,548)		94,895,029
TOTAL INVESTMENT PORTFOLIO - 107.1%
(Cost $1,117,472,491)		1,259,503,354
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(83,479,877)
NET ASSETS - 100%		$1,176,023,477

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
71 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2017	12,266,670	$429,910

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $551,244.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,345
Fidelity Securities Lending Cash Central Fund	213,374
Total	$247,719

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$199,718,288	$199,718,288	$--	$--
Consumer Staples	75,855,350	75,855,350	--	--
Energy	59,500,905	59,500,905	--	--
Financials	137,238,172	137,238,172	--	--
Health Care	123,403,800	123,403,800	--	--
Industrials	143,602,260	143,602,260	--	--
Information Technology	197,963,711	197,963,711	--	--
Materials	72,817,391	72,817,391	--	--
Real Estate	87,732,320	87,732,320	--	--
Telecommunication Services	9,494,874	9,494,874	--	--
Utilities	56,085,064	56,085,064	--	--
U.S. Government and Government Agency Obligations	1,196,190	--	1,196,190	--
Money Market Funds	94,895,029	94,895,029	--	--
Total Investments in Securities:	$1,259,503,354	$1,258,307,164	$1,196,190	$--
Derivative Instruments:
Assets
Futures Contracts	$429,910	$429,910	$--	$--
Total Assets	$429,910	$429,910	$--	$--
Total Derivative Instruments:	$429,910	$429,910	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$429,910	$0
Total Equity Risk	429,910	0
Total Value of Derivatives	$429,910	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $79,599,374) — See accompanying schedule: Unaffiliated issuers (cost $1,022,593,943)	$1,164,608,325
Fidelity Central Funds (cost $94,878,548)	94,895,029
Total Investments (cost $1,117,472,491)		$1,259,503,354
Receivable for investments sold		12,505,299
Receivable for fund shares sold		3,277,305
Dividends receivable		1,977,125
Distributions receivable from Fidelity Central Funds		12,099
Total assets		1,277,275,182
Liabilities
Payable for investments purchased	$14,880,844
Payable for fund shares redeemed	2,602,367
Accrued management fee	432,912
Payable for daily variation margin for derivative instruments	137,109
Other affiliated payables	144,304
Collateral on securities loaned	83,054,169
Total liabilities		101,251,705
Net Assets		$1,176,023,477
Net Assets consist of:
Paid in capital		$1,030,563,075
Undistributed net investment income		1,439,172
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,560,457
Net unrealized appreciation (depreciation) on investments		142,460,773
Net Assets, for 79,631,032 shares outstanding		$1,176,023,477
Net Asset Value, offering price and redemption price per share ($1,176,023,477 ÷ 79,631,032 shares)		$14.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$20,541,971
Interest		23,488
Income from Fidelity Central Funds (including $213,374 from security lending)		247,719
Total income		20,813,178
Expenses
Management fee	$4,408,062
Transfer agent fees	1,470,706
Independent trustees' fees and expenses	4,153
Miscellaneous	2,821
Total expenses before reductions	5,885,742
Expense reductions	(194)	5,885,548
Net investment income (loss)		14,927,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,792,140
Fidelity Central Funds	7,767
Foreign currency transactions	(22,467)
Futures contracts	3,073,364
Total net realized gain (loss)		23,850,804
Change in net unrealized appreciation (depreciation) on: Investment securities	174,574,859
Futures contracts	108,038
Total change in net unrealized appreciation (depreciation)		174,682,897
Net gain (loss)		198,533,701
Net increase (decrease) in net assets resulting from operations		$213,461,331

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,927,630	$10,379,153
Net realized gain (loss)	23,850,804	5,509,202
Change in net unrealized appreciation (depreciation)	174,682,897	(109,303,196)
Net increase (decrease) in net assets resulting from operations	213,461,331	(93,414,841)
Distributions to shareholders from net investment income	(13,411,857)	(8,742,049)
Distributions to shareholders from net realized gain	–	(30,376,224)
Total distributions	(13,411,857)	(39,118,273)
Share transactions
Proceeds from sales of shares	426,253,089	510,890,785
Reinvestment of distributions	12,561,998	37,487,590
Cost of shares redeemed	(268,090,456)	(219,096,797)
Net increase (decrease) in net assets resulting from share transactions	170,724,631	329,281,578
Redemption fees	7,663	18,422
Total increase (decrease) in net assets	370,781,768	196,766,886
Net Assets
Beginning of period	805,241,709	608,474,823
End of period	$1,176,023,477	$805,241,709
Other Information
Undistributed net investment income end of period	$1,439,172	$285
Shares
Sold	31,499,548	37,966,163
Issued in reinvestment of distributions	869,944	2,951,931
Redeemed	(19,978,229)	(16,655,539)
Net increase (decrease)	12,391,263	24,262,555

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Enhanced Index Fund

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.98	$14.16	$13.60	$10.97	$9.79
Income from Investment Operations
Net investment income (loss)B	.21	.18	.15	.15	.18
Net realized and unrealized gain (loss)	2.76	(1.70)	1.73	3.17	1.30
Total from investment operations	2.97	(1.52)	1.88	3.32	1.48
Distributions from net investment income	(.18)	(.14)	(.10)	(.12)	(.17)
Distributions from net realized gain	–	(.51)	(1.22)	(.57)	(.13)
Total distributions	(.18)	(.66)C	(1.32)	(.69)	(.30)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$14.77	$11.98	$14.16	$13.60	$10.97
Total ReturnE	24.85%	(11.02)%	15.22%	30.97%	15.57%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60%	.60%	.60%	.60%	.60%
Net investment income (loss)	1.53%	1.34%	1.08%	1.24%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,176,023	$805,242	$608,475	$271,674	$128,130
Portfolio turnover rateH	87%	88%	89%	128%	99%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.511 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Small Cap Enhanced Index Fund	31.15%	13.90%	8.73%

 A From December 20, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Enhanced Index Fund on December 20, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$21,599	Fidelity® Small Cap Enhanced Index Fund
$20,554	Russell 2000® Index

Fidelity® Small Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 24.98% for the year ending February 28, 2017, rising sharply in the period’s final four months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy, and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following Brexit – the U.K.’s June vote to exit the European Union – recovering quickly to settle into a flattish stretch until the November U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, financials (+47%) proved the top-performing sector by far, riding an uptick in bond yields and a rally in banks, especially post-election. Industrials (+27%), energy (+26%) and materials (+28%) also fared well, the latter two driven by a cyclical rebound in commodity prices. Information technology rose 33%, despite cooling off late in 2016. Conversely, real estate and health care each returned 15%, lagging the broad market on prospects of rising interest rates and an uncertain political and regulatory outlook, respectively. An improved backdrop for riskier assets curbed dividend-rich telecom services (+9%), consumer staples (+12%) and utilities (+16%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund gained 31.15%, trailing the 36.11% increase in the benchmark Russell 2000® Index. The fund’s exposure to stocks with attractive profitability and momentum characteristics proved detrimental, as both factors lagged the market. In contrast, we generally benefited from our allocation to companies displaying the factors of strong earnings quality; cyclical value; and “information flow alpha,” our proprietary measure of how investors in various market segments are processing information about stocks. The fund struggled with stock picking in the health care, real estate and industrials sectors this period. In health care, where security selection was weakest, our stake in Molina Healthcare, a provider of Medicaid-related services, returned -22% and detracted meaningfully from the fund’s results. Elsewhere, nutritional products retailer GNC was the fund’s biggest individual detractor; its shares lost significant value due to a series of disappointing earnings reports. Rent-A-Center, a provider of rent-to-own home furnishings, also hampered relative performance. In contrast, although stock selection was strongest in telecommunication services, our leading individual contributor was chipmaker Advanced Micro Devices, whose shares gained 196% for the fund. Masimo, a medical technology company, further contributed to results, as did Isle of Capri Casinos, a regional operator of casino properties that in September agreed to a buyout offer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Advanced Micro Devices, Inc.	1.1	0.5
The Chemours Co. LLC	0.8	0.0
Aspen Technology, Inc.	0.7	0.4
Masimo Corp.	0.7	0.7
Umpqua Holdings Corp.	0.7	0.7
Finisar Corp.	0.7	0.0
Financial Engines, Inc.	0.7	0.6
Cirrus Logic, Inc.	0.7	0.4
Tenneco, Inc.	0.7	0.7
Deluxe Corp.	0.7	0.7
	7.5

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.6	24.0
Information Technology	17.5	16.1
Health Care	13.9	14.8
Consumer Discretionary	12.7	12.5
Industrials	11.8	11.9
Real Estate	5.6	0.0
Materials	5.4	5.6
Consumer Staples	3.9	4.5
Energy	3.3	3.3
Utilities	2.2	2.4

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.2%

As of August 31, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Small Cap Enhanced Index Fund

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 3.0%
American Axle & Manufacturing Holdings, Inc. (a)	343,874	$6,815,583
Cooper Tire & Rubber Co.	160,259	6,482,477
Cooper-Standard Holding, Inc. (a)	63,970	7,164,640
Dana Holding Corp.	191,356	3,614,715
Lci Industries	21,411	2,305,965
Spartan Motors, Inc.	13,472	89,589
Stoneridge, Inc. (a)	38,028	642,293
Superior Industries International, Inc.	34,260	767,424
Tenneco, Inc.	124,308	7,994,247
Tower International, Inc.	20,436	565,055
		36,441,988
Diversified Consumer Services - 0.7%
Capella Education Co.	51,483	3,917,856
DeVry, Inc. (b)	66,434	2,135,853
K12, Inc. (a)	165,262	2,951,579
		9,005,288
Hotels, Restaurants & Leisure - 0.3%
Bloomin' Brands, Inc.	27,625	472,111
Isle of Capri Casinos, Inc. (a)	38,611	937,861
Marriott Vacations Worldwide Corp. (b)	29,307	2,752,807
		4,162,779
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	12,916	353,253
CSS Industries, Inc.	1,176	28,906
Ethan Allen Interiors, Inc. (b)	44,778	1,287,368
Flexsteel Industries, Inc.	78,895	3,966,841
La-Z-Boy, Inc.	218,032	5,886,864
M/I Homes, Inc.	9,876	233,074
Taylor Morrison Home Corp. (a)	47,732	960,845
TRI Pointe Homes, Inc. (a)	109,830	1,311,370
		14,028,521
Internet & Direct Marketing Retail - 0.2%
HSN, Inc.	31,585	1,190,755
Shutterfly, Inc. (a)(b)	23,540	1,068,245
		2,259,000
Leisure Products - 1.1%
American Outdoor Brands Corp. (a)	319,563	6,212,305
Brunswick Corp.	67,079	4,017,361
Johnson Outdoors, Inc. Class A	1,094	38,378
MCBC Holdings, Inc. (a)	64,691	949,664
Nautilus, Inc. (a)	95,143	1,531,802
		12,749,510
Media - 0.5%
A.H. Belo Corp. Class A	16,805	105,872
Gannett Co., Inc.	34,781	303,290
Meredith Corp.	9,907	621,169
MSG Network, Inc. Class A (a)	180,807	3,941,593
New Media Investment Group, Inc.	29,328	452,531
Saga Communications, Inc. Class A	1,243	62,026
The McClatchy Co. Class A (a)	8,639	96,325
		5,582,806
Multiline Retail - 0.6%
Big Lots, Inc. (b)	143,925	7,389,110
Specialty Retail - 4.8%
Aarons, Inc. Class A	255,712	6,975,823
American Eagle Outfitters, Inc. (b)	488,795	7,747,401
Big 5 Sporting Goods Corp. (b)	288,333	3,878,079
Caleres, Inc.	154,016	4,600,458
Chico's FAS, Inc.	410,790	5,948,239
DSW, Inc. Class A	319,069	6,710,021
Express, Inc. (a)	351,881	3,955,142
Genesco, Inc. (a)(b)	24,056	1,402,465
GNC Holdings, Inc. (b)	759,234	6,301,642
Group 1 Automotive, Inc.	1,418	110,164
Office Depot, Inc.	1,531,659	6,387,018
Pier 1 Imports, Inc.	118,375	796,664
Rent-A-Center, Inc. (b)	28,820	249,869
Shoe Carnival, Inc.	83,173	2,107,604
The Cato Corp. Class A (sub. vtg.)	37,388	935,074
The Children's Place Retail Stores, Inc. (b)	5,772	584,704
		58,690,367
Textiles, Apparel & Luxury Goods - 0.3%
Movado Group, Inc.	114,516	2,777,013
Unifi, Inc. (a)	39,133	1,067,940
		3,844,953

TOTAL CONSUMER DISCRETIONARY		154,154,322

CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 1.0%
Ingles Markets, Inc. Class A	48,421	2,268,524
SpartanNash Co.	173,732	6,063,247
United Natural Foods, Inc. (a)(b)	85,037	3,660,843
		11,992,614
Food Products - 1.6%
Dean Foods Co. (b)	317,630	5,793,571
Fresh Del Monte Produce, Inc.	58,885	3,407,675
Omega Protein Corp.	207,048	5,269,372
Sanderson Farms, Inc. (b)	38,980	3,704,659
Seaboard Corp.	152	552,132
Seneca Foods Corp. Class A (a)	19,944	748,897
		19,476,306
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	158,966	5,078,964
Personal Products - 0.3%
Avon Products, Inc. (a)	10,860	47,784
MediFast, Inc.	21,116	946,841
Natural Health Trends Corp. (b)	20,628	573,252
Nutraceutical International Corp.	5,298	178,543
USANA Health Sciences, Inc. (a)	30,594	1,775,982
		3,522,402
Tobacco - 0.6%
Universal Corp.	99,373	6,727,552

TOTAL CONSUMER STAPLES		46,797,838

ENERGY - 3.3%
Energy Equipment & Services - 2.2%
Archrock, Inc.	175,555	2,396,326
Atwood Oceanics, Inc. (a)(b)	570,095	5,991,698
Dril-Quip, Inc. (a)(b)	93,613	5,743,158
Exterran Corp. (a)	30,829	938,435
Gulf Island Fabrication, Inc.	2,956	33,698
Matrix Service Co. (a)	192,835	3,123,927
McDermott International, Inc. (a)	910,731	6,702,980
Natural Gas Services Group, Inc. (a)	10,416	271,337
PHI, Inc. (non-vtg.) (a)	14,134	204,802
Pioneer Energy Services Corp. (a)	158,260	830,865
		26,237,226
Oil, Gas & Consumable Fuels - 1.1%
Adams Resources & Energy, Inc.	834	33,777
Bill Barrett Corp. (a)(b)	324,681	1,788,992
DHT Holdings, Inc. (b)	564,543	2,613,834
Evolution Petroleum Corp.	9,868	86,345
Golar LNG Ltd. (b)	17,445	476,423
International Seaways, Inc. (a)	27,871	522,581
Navios Maritime Acquisition Corp.	67,512	124,222
Overseas Shipholding Group, Inc.	123,768	618,840
Sanchez Energy Corp. (a)(b)	448,852	5,161,798
Scorpio Tankers, Inc.	138,723	534,084
Teekay Tankers Ltd.	238,762	558,703
Western Refining, Inc.	14,802	540,569
Westmoreland Coal Co. (a)	19,496	281,522
		13,341,690

TOTAL ENERGY		39,578,916

FINANCIALS - 18.6%
Banks - 8.4%
Arrow Financial Corp.	2,995	104,526
Atlantic Capital Bancshares, Inc. (a)	3,165	56,970
BancFirst Corp.	36,986	3,526,615
Banco Latinoamericano de Comercio Exterior SA Series E	107,411	3,021,471
Banner Corp.	26,722	1,553,083
Berkshire Hills Bancorp, Inc.	33,833	1,195,997
Brookline Bancorp, Inc., Delaware	49,620	786,477
Cathay General Bancorp	152,663	5,996,603
Centerstate Banks of Florida, Inc.	27,508	679,723
Community Trust Bancorp, Inc.	18,025	827,348
Customers Bancorp, Inc. (a)	19,933	684,300
Fidelity Southern Corp.	57,479	1,354,780
Financial Institutions, Inc.	3,705	126,711
First Bancorp, North Carolina	31,508	946,815
First Bancorp, Puerto Rico (a)	911,991	5,818,503
First Busey Corp.	21,015	649,784
First Financial Bancorp, Ohio	54,324	1,507,491
First Interstate Bancsystem, Inc.	65,055	2,852,662
First Merchants Corp.	1,798	72,136
First Midwest Bancorp, Inc., Delaware	117,586	2,872,626
Fulton Financial Corp.	413,768	7,913,313
Great Southern Bancorp, Inc.	26,662	1,334,433
Great Western Bancorp, Inc.	59,481	2,542,218
Guaranty Bancorp	40,324	998,019
Hancock Holding Co.	17,882	848,501
Hanmi Financial Corp.	23,447	783,130
Heartland Financial U.S.A., Inc.	3,217	159,402
Heritage Commerce Corp.	75,194	1,067,755
Hilltop Holdings, Inc.	72,651	2,061,835
Home Bancshares, Inc.	90,752	2,553,761
Huntington Bancshares, Inc.	115,955	1,639,604
IBERIABANK Corp.	67,414	5,713,337
International Bancshares Corp.	121,079	4,607,056
Investors Bancorp, Inc.	168,441	2,464,292
LegacyTexas Financial Group, Inc.	43,287	1,843,593
MainSource Financial Group, Inc.	5,813	199,095
Merchants Bancshares, Inc.	13,417	690,305
National Bank Holdings Corp.	15,832	522,298
Opus Bank	47,000	1,015,200
Peapack-Gladstone Financial Corp.	12,190	382,035
Preferred Bank, Los Angeles	7,820	439,015
PrivateBancorp, Inc.	18,511	1,047,723
Renasant Corp.	4,079	167,402
Sandy Spring Bancorp, Inc.	35,586	1,532,333
Stonegate Bank	15,434	715,675
UMB Financial Corp.	8,265	651,447
Umpqua Holdings Corp.	447,285	8,413,431
Valley National Bancorp	21,393	264,631
Washington Trust Bancorp, Inc.	9,328	505,578
Western Alliance Bancorp. (a)	114,240	5,899,354
Wintrust Financial Corp.	100,141	7,380,392
		100,990,784
Capital Markets - 3.0%
Diamond Hill Investment Group, Inc.	5,648	1,132,537
Evercore Partners, Inc. Class A	96,886	7,707,281
Financial Engines, Inc. (b)	181,495	8,040,229
Gain Capital Holdings, Inc. (b)	58,838	461,290
GAMCO Investors, Inc. Class A	2,935	87,434
Greenhill & Co., Inc.	3,659	108,123
Houlihan Lokey	53,370	1,680,621
INTL FCStone, Inc. (a)	115,415	4,356,916
KCG Holdings, Inc. Class A (a)	11,825	163,776
Manning & Napier, Inc. Class A	23,632	147,700
OM Asset Management Ltd.	140,867	2,100,327
Oppenheimer Holdings, Inc. Class A (non-vtg.)	11,864	196,942
Piper Jaffray Companies	68,735	4,863,001
Vector Capital Corp. rights (a)	8,300	0
Waddell & Reed Financial, Inc. Class A (b)	298,437	5,741,928
		36,788,105
Consumer Finance - 0.9%
Enova International, Inc. (a)	123,717	1,775,339
Nelnet, Inc. Class A	121,896	5,459,722
Regional Management Corp. (a)	32,466	681,461
World Acceptance Corp. (a)(b)	57,206	2,999,883
		10,916,405
Diversified Financial Services - 0.1%
Cotiviti Holdings, Inc.	2,464	92,351
Marlin Business Services Corp.	41,418	985,748
		1,078,099
Insurance - 1.7%
EMC Insurance Group	6,351	176,558
Employers Holdings, Inc.	26,984	1,014,598
Federated National Holding Co.	135,434	2,710,034
HCI Group, Inc.	7,139	351,953
Heritage Insurance Holdings, Inc.	127,202	1,877,502
National General Holdings Corp.	29,431	716,351
Selective Insurance Group, Inc.	139,984	6,201,291
United Insurance Holdings Corp.	152,326	2,577,356
Universal Insurance Holdings, Inc. (b)	181,753	4,898,243
		20,523,886
Mortgage Real Estate Investment Trusts - 1.8%
Anworth Mortgage Asset Corp.	135,050	734,672
Apollo Commercial Real Estate Finance, Inc. (b)	383,777	7,057,659
Capstead Mortgage Corp.	76,664	811,105
MFA Financial, Inc.	727,086	5,831,230
New Residential Investment Corp.	376,528	6,352,027
Redwood Trust, Inc.	93,022	1,522,770
		22,309,463
Real Estate Management & Development - 0.1%
The RMR Group, Inc.	19,527	1,023,215
Thrifts & Mortgage Finance - 2.6%
BofI Holding, Inc. (a)(b)	231,085	7,288,421
Dime Community Bancshares, Inc.	77,282	1,661,563
Essent Group Ltd. (a)	215,881	7,514,818
EverBank Financial Corp.	2,218	43,118
First Defiance Financial Corp.	12,072	593,339
Hingham Institution for Savings	1,208	226,548
Northwest Bancshares, Inc.	323,696	5,871,845
Walker & Dunlop, Inc. (a)	155,005	6,300,953
Waterstone Financial, Inc.	31,660	587,293
WSFS Financial Corp.	22,020	1,004,112
		31,092,010

TOTAL FINANCIALS		224,721,967

HEALTH CARE - 13.9%
Biotechnology - 3.1%
Acorda Therapeutics, Inc. (a)	54,804	1,449,566
Alder Biopharmaceuticals, Inc. (a)(b)	1,437	32,835
AMAG Pharmaceuticals, Inc. (a)(b)	47,391	1,063,928
Applied Genetic Technologies Corp. (a)	54,825	424,894
Array BioPharma, Inc. (a)(b)	159,755	1,837,183
Biospecifics Technologies Corp. (a)	13,750	726,963
bluebird bio, Inc. (a)(b)	17,295	1,515,907
Blueprint Medicines Corp. (a)(b)	31,212	1,098,038
Clovis Oncology, Inc. (a)	23,286	1,346,164
Concert Pharmaceuticals, Inc. (a)	19,849	184,596
Dyax Corp. rights 12/31/19 (a)	29,085	73,294
Eagle Pharmaceuticals, Inc. (a)(b)	491	37,655
Emergent BioSolutions, Inc. (a)(b)	39,424	1,237,125
Enanta Pharmaceuticals, Inc. (a)	11,457	330,191
Exact Sciences Corp. (a)(b)	37,854	814,618
Exelixis, Inc. (a)	168,871	3,635,793
FibroGen, Inc. (a)	10,930	273,250
Five Prime Therapeutics, Inc. (a)	27,192	1,247,297
Genomic Health, Inc. (a)	31,832	961,008
Halozyme Therapeutics, Inc. (a)(b)	18,644	239,016
Insys Therapeutics, Inc. (a)(b)	55,797	711,970
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	43,083	727,672
Kite Pharma, Inc. (a)(b)	12,861	910,173
Lexicon Pharmaceuticals, Inc. (a)(b)	63,065	1,083,476
Ligand Pharmaceuticals, Inc. Class B (a)(b)	5,764	603,087
MiMedx Group, Inc. (a)(b)	129,166	1,106,953
Momenta Pharmaceuticals, Inc. (a)	13,639	210,723
Myriad Genetics, Inc. (a)(b)	78,005	1,515,637
PDL BioPharma, Inc. (b)	359,880	770,143
Pfenex, Inc. (a)	19,821	143,306
PharmAthene, Inc. (b)	607,496	546,746
Portola Pharmaceuticals, Inc. (a)	12,520	434,194
Progenics Pharmaceuticals, Inc. (a)(b)	46,319	520,626
Prothena Corp. PLC (a)(b)	10,191	597,702
Puma Biotechnology, Inc. (a)(b)	886	32,516
Repligen Corp. (a)(b)	39,932	1,258,257
Retrophin, Inc. (a)(b)	51,916	1,104,253
Sage Therapeutics, Inc. (a)(b)	8,824	594,738
Sarepta Therapeutics, Inc. (a)(b)	12,253	381,191
Spark Therapeutics, Inc. (a)(b)	2,040	130,111
Synergy Pharmaceuticals, Inc. (a)(b)	3,830	22,176
TESARO, Inc. (a)(b)	9,925	1,869,572
Ultragenyx Pharmaceutical, Inc. (a)(b)	14,374	1,222,940
Vanda Pharmaceuticals, Inc. (a)	62,536	891,138
Versartis, Inc. (a)	2,911	63,605
Xencor, Inc. (a)	47,374	1,177,244
		37,159,470
Health Care Equipment & Supplies - 3.8%
Angiodynamics, Inc. (a)	84,325	1,378,714
Cantel Medical Corp.	63,412	5,206,759
Cardiovascular Systems, Inc. (a)	3,041	86,364
Exactech, Inc. (a)	29,347	713,132
Globus Medical, Inc. (a)(b)	168,100	4,674,861
Haemonetics Corp. (a)	33,174	1,238,385
Halyard Health, Inc. (a)	23,844	931,347
ICU Medical, Inc. (a)	1,032	155,213
Inogen, Inc. (a)	33,207	2,278,664
Integer Holdings Corp. (a)	28,386	1,026,154
Integra LifeSciences Holdings Corp. (a)(b)	33,821	1,445,510
LivaNova PLC (a)	41,258	2,079,403
Masimo Corp. (a)	97,231	8,785,793
Meridian Bioscience, Inc.	66,010	848,229
Merit Medical Systems, Inc. (a)	145,554	4,483,063
Natus Medical, Inc. (a)	120,091	4,446,369
OraSure Technologies, Inc. (a)	111,092	1,245,341
Orthofix International NV (a)	78,321	2,796,843
SurModics, Inc. (a)	45,908	1,136,223
West Pharmaceutical Services, Inc.	14,648	1,208,021
Zeltiq Aesthetics, Inc. (a)	417	23,085
		46,187,473
Health Care Providers & Services - 4.7%
Alliance Healthcare Services, Inc. (a)	68,767	711,738
Chemed Corp.	43,884	7,835,488
Corvel Corp. (a)	49,744	2,009,658
Diplomat Pharmacy, Inc. (a)(b)	98,110	1,329,391
HealthSouth Corp.	148,343	6,277,876
LHC Group, Inc. (a)	10,938	525,243
Magellan Health Services, Inc. (a)	90,820	6,280,203
Molina Healthcare, Inc. (a)(b)	109,939	5,333,141
National Healthcare Corp.	20,122	1,501,504
Owens & Minor, Inc.	207,256	7,477,796
PharMerica Corp. (a)	171,210	4,211,766
Select Medical Holdings Corp. (a)(b)	108,417	1,561,205
Tivity Health, Inc. (a)	154,702	4,470,888
Triple-S Management Corp. (a)(b)	98,841	1,845,361
Wellcare Health Plans, Inc. (a)	42,533	6,005,660
		57,376,918
Health Care Technology - 0.7%
HMS Holdings Corp. (a)	177,353	3,304,086
Omnicell, Inc. (a)	28,536	1,085,081
Quality Systems, Inc. (a)	301,806	4,605,560
		8,994,727
Life Sciences Tools & Services - 0.6%
Cambrex Corp. (a)	29,361	1,654,492
INC Research Holdings, Inc. Class A (a)	35,877	1,566,031
Luminex Corp. (b)	48,645	903,824
PAREXEL International Corp. (a)	27,019	1,747,859
PRA Health Sciences, Inc. (a)	24,847	1,466,221
		7,338,427
Pharmaceuticals - 1.0%
Aerie Pharmaceuticals, Inc. (a)(b)	1,989	94,179
Amphastar Pharmaceuticals, Inc. (a)	44,156	683,093
Catalent, Inc. (a)	39,848	1,143,638
Corcept Therapeutics, Inc. (a)(b)	87,464	786,301
DepoMed, Inc. (a)(b)	1,367	22,405
Horizon Pharma PLC (a)(b)	102,666	1,647,789
Impax Laboratories, Inc. (a)	90,738	1,293,017
Nektar Therapeutics (a)	42,390	554,461
Pacira Pharmaceuticals, Inc. (a)(b)	8,785	383,905
Prestige Brands Holdings, Inc. (a)	42,588	2,411,333
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	58,446	686,741
Supernus Pharmaceuticals, Inc. (a)	7,212	185,348
The Medicines Company (a)(b)	29,701	1,556,926
Theravance Biopharma, Inc. (a)(b)	1,699	52,023
		11,501,159

TOTAL HEALTH CARE		168,558,174

INDUSTRIALS - 11.8%
Aerospace & Defense - 1.7%
Astronics Corp. (a)	137,594	4,610,775
Astronics Corp. Class B (b)	25,355	867,902
Curtiss-Wright Corp.	59,854	5,855,517
DigitalGlobe, Inc. (a)	1,061	33,581
Esterline Technologies Corp. (a)	3,494	310,617
Moog, Inc. Class A (a)	106,811	7,218,287
Teledyne Technologies, Inc. (a)	9,583	1,259,302
Wesco Aircraft Holdings, Inc. (a)	23,823	288,258
		20,444,239
Airlines - 1.1%
Hawaiian Holdings, Inc. (a)	147,377	7,169,891
JetBlue Airways Corp. (a)	291,754	5,823,410
		12,993,301
Building Products - 0.6%
American Woodmark Corp. (a)	24,008	2,075,492
Apogee Enterprises, Inc. (b)	27,397	1,566,560
Insteel Industries, Inc.	1,777	64,185
NCI Building Systems, Inc. (a)	87,465	1,399,440
Ply Gem Holdings, Inc. (a)	51,597	897,788
Universal Forest Products, Inc.	13,132	1,258,177
		7,261,642
Commercial Services & Supplies - 3.0%
ARC Document Solutions, Inc. (a)	31,635	127,173
Brady Corp. Class A	35,289	1,349,804
CECO Environmental Corp.	6,622	74,829
Deluxe Corp.	107,752	7,929,470
Ennis, Inc.	32,942	538,602
Essendant, Inc.	59,110	941,622
Herman Miller, Inc.	171,405	5,107,869
HNI Corp.	14,146	648,170
Kimball International, Inc. Class B	228,247	3,743,251
Knoll, Inc.	185,289	4,141,209
Quad/Graphics, Inc.	96,667	2,624,509
Steelcase, Inc. Class A	306,812	4,908,992
UniFirst Corp.	21,767	2,897,188
West Corp.	81,332	1,944,648
		36,977,336
Construction & Engineering - 0.9%
Argan, Inc.	91,495	6,304,006
EMCOR Group, Inc.	54,656	3,360,251
MYR Group, Inc. (a)	25,353	950,991
		10,615,248
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	9,762	235,752
EnerSys	59,509	4,566,126
		4,801,878
Machinery - 2.0%
Alamo Group, Inc.	22,777	1,711,692
Global Brass & Copper Holdings, Inc.	85,853	2,888,953
Greenbrier Companies, Inc. (b)	149,402	6,282,354
Hurco Companies, Inc.	20,895	574,613
Hyster-Yale Materials Handling Class A	12,991	791,022
Joy Global, Inc.	15,965	450,053
Kadant, Inc.	27,115	1,678,419
Lydall, Inc. (a)	8,767	444,487
Meritor, Inc. (a)	16,782	274,386
Supreme Industries, Inc. Class A	4,497	87,916
Wabash National Corp. (b)	333,165	7,046,440
Woodward, Inc.	22,095	1,556,593
		23,786,928
Marine - 0.1%
Costamare, Inc. (b)	165,730	1,012,610
Matson, Inc.	26,312	892,766
		1,905,376
Professional Services - 1.8%
Barrett Business Services, Inc.	18,536	1,186,860
CEB, Inc.	3,903	302,678
Huron Consulting Group, Inc. (a)	25,430	1,104,934
ICF International, Inc. (a)	16,979	729,248
Insperity, Inc.	84,869	7,065,344
Kelly Services, Inc. Class A (non-vtg.)	45,437	971,443
Kforce, Inc.	53,333	1,373,325
Resources Connection, Inc.	181,353	3,064,866
RPX Corp. (a)	436,901	4,696,686
TrueBlue, Inc. (a)	41,011	1,064,235
		21,559,619
Road & Rail - 0.1%
ArcBest Corp.	14,068	412,896
Roadrunner Transportation Systems, Inc. (a)	65,923	497,059
		909,955
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies, Inc.	13,985	881,754
Rush Enterprises, Inc. Class A (a)	24,191	834,106
		1,715,860

TOTAL INDUSTRIALS		142,971,382

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 2.5%
Bel Fuse, Inc. Class B (non-vtg.)	6,937	181,056
Black Box Corp.	25,236	227,124
Communications Systems, Inc.	10,331	45,250
Digi International, Inc. (a)	16,353	201,142
EMCORE Corp.	16,103	144,122
Extreme Networks, Inc. (a)	39,147	244,669
Finisar Corp. (a)	245,102	8,206,015
InterDigital, Inc.	78,916	6,632,890
NETGEAR, Inc. (a)	120,109	6,581,973
Oclaro, Inc. (a)(b)	651,371	5,536,654
Plantronics, Inc.	51,996	2,784,906
		30,785,801
Electronic Equipment & Components - 6.1%
Anixter International, Inc. (a)	21,554	1,795,448
Benchmark Electronics, Inc. (a)	216,160	6,722,576
Cardtronics PLC	111,502	4,915,008
Control4 Corp. (a)	18,082	269,964
ePlus, Inc. (a)	1,288	163,512
Insight Enterprises, Inc. (a)	87,559	3,708,999
Kimball Electronics, Inc. (a)	166,555	2,681,536
Methode Electronics, Inc. Class A	144,485	5,996,128
PC Connection, Inc.	15,318	409,910
Plexus Corp. (a)	90,464	5,072,316
Rogers Corp. (a)	23,938	1,975,124
Sanmina Corp. (a)	199,991	7,799,649
ScanSource, Inc. (a)	158,594	6,383,409
SYNNEX Corp.	64,980	7,597,462
Tech Data Corp. (a)	89,575	7,793,025
TTM Technologies, Inc. (a)(b)	409,156	6,611,961
Vishay Intertechnology, Inc.	216,263	3,427,769
		73,323,796
Internet Software & Services - 0.5%
Bankrate, Inc. (a)	31,880	347,492
Blucora, Inc. (a)	2,953	46,067
Carbonite, Inc. (a)	7,676	149,298
DHI Group, Inc. (a)	51,852	256,667
Global Sources Ltd. (a)(b)	61,316	536,515
LogMeIn, Inc.	2,052	188,271
MeetMe, Inc. (a)(b)	374,360	1,808,159
RetailMeNot, Inc. (a)	291,440	2,608,388
		5,940,857
IT Services - 1.4%
Computer Task Group, Inc.	12,729	73,574
CSG Systems International, Inc.	135,770	5,350,696
EVERTEC, Inc.	118,750	2,000,938
ExlService Holdings, Inc. (a)	6,983	311,861
Hackett Group, Inc.	29,769	600,143
ManTech International Corp. Class A	2,447	89,609
NCI, Inc. Class A	25,840	382,432
Science Applications International Corp.	28,241	2,456,120
Sykes Enterprises, Inc. (a)	116,866	3,181,093
Syntel, Inc. (b)	108,359	1,916,871
Travelport Worldwide Ltd.	74,298	943,585
		17,306,922
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Energy Industries, Inc. (a)	31,411	1,950,623
Advanced Micro Devices, Inc. (a)(b)	905,726	13,096,775
Alpha & Omega Semiconductor Ltd. (a)	33,116	637,814
Amkor Technology, Inc. (a)	176,933	1,737,482
Brooks Automation, Inc.	68,080	1,420,149
Cabot Microelectronics Corp.	100,755	6,974,261
Cirrus Logic, Inc. (a)	148,100	8,009,248
Cohu, Inc.	6,410	106,727
Entegris, Inc. (a)	26,875	569,750
Experi Corp.	145,036	5,199,541
Integrated Device Technology, Inc. (a)	11,497	274,893
IXYS Corp.	97,831	1,208,213
MKS Instruments, Inc.	110,224	7,230,694
Nanometrics, Inc. (a)	67,351	1,832,621
NeoPhotonics Corp. (a)(b)	202,664	2,057,040
Photronics, Inc. (a)	510,622	5,463,655
Rudolph Technologies, Inc. (a)	191,596	4,119,314
Silicon Laboratories, Inc. (a)	32,609	2,201,108
Synaptics, Inc. (a)	13,937	740,752
Ultra Clean Holdings, Inc. (a)	6,780	93,903
		64,924,563
Software - 1.4%
Aspen Technology, Inc. (a)	152,441	8,862,920
Barracuda Networks, Inc. (a)	131,239	3,105,115
Mentor Graphics Corp.	28,305	1,050,116
Progress Software Corp.	88,768	2,545,866
QAD, Inc. Class B	5,270	111,250
The Rubicon Project, Inc. (a)	168,078	1,469,002
Zedge, Inc. (a)	30,378	105,412
		17,249,681
Technology Hardware, Storage & Peripherals - 0.2%
Super Micro Computer, Inc. (a)	105,149	2,733,874

TOTAL INFORMATION TECHNOLOGY		212,265,494

MATERIALS - 5.4%
Chemicals - 2.5%
Chase Corp.	10,388	949,983
Chemtura Corp. (a)	3,154	104,555
FutureFuel Corp.	229,253	3,033,017
Innophos Holdings, Inc.	19,048	1,009,354
KMG Chemicals, Inc.	15,357	564,523
Kraton Performance Polymers, Inc. (a)	27,839	758,056
Minerals Technologies, Inc.	23,877	1,844,498
Rayonier Advanced Materials, Inc. (b)	284,060	3,766,636
Stepan Co.	7,078	535,168
The Chemours Co. LLC	293,644	9,884,057
Trecora Resources (a)	5,255	63,323
Trinseo SA	107,016	7,400,156
		29,913,326
Containers & Packaging - 0.1%
Berry Plastics Group, Inc. (a)	7,024	353,518
Greif, Inc. Class A	21,859	1,246,619
		1,600,137
Metals & Mining - 2.0%
AK Steel Holding Corp. (a)(b)	534,309	4,450,794
Atkore International Group, Inc.	142,998	3,749,408
Cliffs Natural Resources, Inc. (a)	678,118	7,228,738
Commercial Metals Co.	178,943	3,781,066
Ryerson Holding Corp. (a)	53,638	581,972
Schnitzer Steel Industries, Inc. Class A	34,412	819,006
Stillwater Mining Co. (a)	1,791	30,554
Worthington Industries, Inc.	74,538	3,656,089
		24,297,627
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp. (a)	151,156	3,564,258
Schweitzer-Mauduit International, Inc.	138,175	5,669,320
		9,233,578

TOTAL MATERIALS		65,044,668

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Ashford Hospitality Trust, Inc.	197,569	1,298,028
CBL & Associates Properties, Inc.	609,246	6,110,737
Chesapeake Lodging Trust	99,648	2,407,496
CorEnergy Infrastructure Trust, Inc. (b)	23,919	853,669
DiamondRock Hospitality Co.	37,279	405,223
Four Corners Property Trust, Inc.	234,330	5,197,439
Gyrodyne LLC	470	9,513
Hersha Hospitality Trust	88,648	1,729,522
InfraReit, Inc.	133,243	2,218,496
LaSalle Hotel Properties (SBI)	209,339	6,049,897
Medical Properties Trust, Inc.	74,765	1,003,346
National Storage Affiliates Trust	88,004	2,131,457
Pebblebrook Hotel Trust (b)	56,952	1,637,370
Potlatch Corp.	2,649	117,218
PS Business Parks, Inc.	45,799	5,322,302
RLJ Lodging Trust	327,743	7,459,431
Ryman Hospitality Properties, Inc.	79,427	5,120,659
Summit Hotel Properties, Inc.	357,019	5,494,522
Sunstone Hotel Investors, Inc.	450,867	6,650,288
The GEO Group, Inc.	23,463	1,117,073
Xenia Hotels & Resorts, Inc.	140,575	2,469,903
		64,803,589
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA (a)(b)	97,377	2,339,969
Marcus & Millichap, Inc. (a)	35,312	965,783
		3,305,752

TOTAL REAL ESTATE		68,109,341

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc.	4,571	312,611
IDT Corp. Class B	146,235	2,822,336
		3,134,947
Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	59,942	1,090,944

TOTAL TELECOMMUNICATION SERVICES		4,225,891

UTILITIES - 2.2%
Electric Utilities - 0.7%
Allete, Inc.	82,172	5,522,780
IDACORP, Inc.	15,280	1,267,170
Portland General Electric Co.	10,570	479,138
Spark Energy, Inc. Class A, (b)	47,074	1,270,998
		8,540,086
Gas Utilities - 0.7%
Northwest Natural Gas Co.	17,840	1,072,184
ONE Gas, Inc.	77,310	5,067,671
Southwest Gas Holdings, Inc.	25,981	2,222,155
WGL Holdings, Inc.	8,328	695,305
		9,057,315
Independent Power and Renewable Electricity Producers - 0.5%
NRG Yield, Inc. Class A	118,135	1,985,849
Ormat Technologies, Inc.	62,706	3,456,982
		5,442,831
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	5,497	321,575
Water Utilities - 0.3%
American States Water Co.	71,916	3,216,084

TOTAL UTILITIES		26,577,891

TOTAL COMMON STOCKS
(Cost $1,003,270,550)		1,153,005,884
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.56% to 0.67% 8/17/17 (c)
(Cost $3,689,974)	3,700,000	3,688,253
	Shares	Value

Money Market Funds - 21.0%
Fidelity Cash Central Fund, 0.60% (d)	62,016,481	$62,028,885
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	192,087,773	192,126,191
TOTAL MONEY MARKET FUNDS
(Cost $254,132,309)		254,155,076
TOTAL INVESTMENT PORTFOLIO - 116.6%
(Cost $1,261,092,833)		1,410,849,213
NET OTHER ASSETS (LIABILITIES) - (16.6)%		(200,660,643)
NET ASSETS - 100%		$1,210,188,570

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
817 ICE Russell 2000 Index Contracts (United States)	March 2017	56,577,250	$1,329,744

The face value of futures purchased as a percentage of Net Assets is 4.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,157,942.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,760
Fidelity Securities Lending Cash Central Fund	962,738
Total	$1,082,498

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$154,154,322	$154,154,322	$--	$--
Consumer Staples	46,797,838	46,797,838	--	--
Energy	39,578,916	39,578,916	--	--
Financials	224,721,967	224,721,967	--	--
Health Care	168,558,174	167,401,404	1,083,476	73,294
Industrials	142,971,382	142,971,382	--	--
Information Technology	212,265,494	212,265,494	--	--
Materials	65,044,668	65,044,668	--	--
Real Estate	68,109,341	68,109,341	--	--
Telecommunication Services	4,225,891	4,225,891	--	--
Utilities	26,577,891	26,577,891	--	--
U.S. Government and Government Agency Obligations	3,688,253	--	3,688,253	--
Money Market Funds	254,155,076	254,155,076	--	--
Total Investments in Securities:	$1,410,849,213	$1,406,004,190	$4,771,729	$73,294
Derivative Instruments:
Assets
Futures Contracts	$1,329,744	$1,329,744	$--	$--
Total Assets	$1,329,744	$1,329,744	$--	$--
Total Derivative Instruments:	$1,329,744	$1,329,744	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,329,744	$0
Total Equity Risk	1,329,744	0
Total Value of Derivatives	$1,329,744	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $184,276,969) — See accompanying schedule: Unaffiliated issuers (cost $1,006,960,524)	$1,156,694,137
Fidelity Central Funds (cost $254,132,309)	254,155,076
Total Investments (cost $1,261,092,833)		$1,410,849,213
Cash		1,037,056
Receivable for investments sold		9,685,545
Receivable for fund shares sold		4,842,767
Dividends receivable		698,145
Distributions receivable from Fidelity Central Funds		99,073
Total assets		1,427,211,799
Liabilities
Payable for investments purchased	$18,361,694
Payable for fund shares redeemed	4,871,300
Accrued management fee	525,796
Payable for daily variation margin for derivative instruments	1,006,562
Other affiliated payables	151,672
Collateral on securities loaned	192,106,205
Total liabilities		217,023,229
Net Assets		$1,210,188,570
Net Assets consist of:
Paid in capital		$1,037,487,692
Undistributed net investment income		331,863
Accumulated undistributed net realized gain (loss) on investments		21,282,891
Net unrealized appreciation (depreciation) on investments		151,086,124
Net Assets, for 84,508,976 shares outstanding		$1,210,188,570
Net Asset Value, offering price and redemption price per share ($1,210,188,570 ÷ 84,508,976 shares)		$14.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$10,824,625
Interest		32,585
Income from Fidelity Central Funds (including $962,738 from security lending)		1,082,498
Total income		11,939,708
Expenses
Management fee	$3,908,772
Transfer agent fees	1,128,339
Independent trustees' fees and expenses	2,991
Miscellaneous	1,973
Total expenses before reductions	5,042,075
Expense reductions	(304)	5,041,771
Net investment income (loss)		6,897,937
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,338,888
Fidelity Central Funds	(6,062)
Futures contracts	6,394,843
Total net realized gain (loss)		39,727,669
Change in net unrealized appreciation (depreciation) on: Investment securities	147,187,839
Futures contracts	1,411,465
Total change in net unrealized appreciation (depreciation)		148,599,304
Net gain (loss)		188,326,973
Net increase (decrease) in net assets resulting from operations		$195,224,910

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,897,937	$4,848,448
Net realized gain (loss)	39,727,669	4,382,965
Change in net unrealized appreciation (depreciation)	148,599,304	(76,820,168)
Net increase (decrease) in net assets resulting from operations	195,224,910	(67,588,755)
Distributions to shareholders from net investment income	(6,525,921)	(4,016,522)
Distributions to shareholders from net realized gain	–	(24,264,444)
Total distributions	(6,525,921)	(28,280,966)
Share transactions
Proceeds from sales of shares	686,819,668	247,736,855
Reinvestment of distributions	6,226,574	27,163,046
Cost of shares redeemed	(200,638,919)	(123,045,531)
Net increase (decrease) in net assets resulting from share transactions	492,407,323	151,854,370
Redemption fees	72,956	109,416
Total increase (decrease) in net assets	681,179,268	56,094,065
Net Assets
Beginning of period	529,009,302	472,915,237
End of period	$1,210,188,570	$529,009,302
Other Information
Undistributed net investment income end of period	$331,863	$454
Shares
Sold	51,288,853	19,800,031
Issued in reinvestment of distributions	429,893	2,244,291
Redeemed	(15,352,252)	(10,146,784)
Net increase (decrease)	36,366,494	11,897,538

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Enhanced Index Fund

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.99	$13.05	$12.74	$10.56	$9.81
Income from Investment Operations
Net investment income (loss)B	.12	.11	.08	.08	.20
Net realized and unrealized gain (loss)	3.31	(1.52)	1.04	2.91	1.30
Total from investment operations	3.43	(1.41)	1.12	2.99	1.50
Distributions from net investment income	(.10)	(.09)	(.06)	(.07)	(.20)
Distributions from net realized gain	–	(.56)	(.75)	(.75)	(.55)
Total distributions	(.10)	(.65)	(.81)	(.82)	(.75)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$14.32	$10.99	$13.05	$12.74	$10.56
Total ReturnD	31.15%	(11.20)%	9.53%	29.35%	16.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.67%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.67%	.67%	.67%	.67%	.67%
Net investment income (loss)	.93%	.90%	.63%	.70%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,210,189	$529,009	$472,915	$415,344	$157,567
Portfolio turnover rateG	76%	87%	99%	107%	106%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® International Enhanced Index Fund	17.31%	6.57%	0.62%

 A From December 20, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® International Enhanced Index Fund on December 20, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$10,589	Fidelity® International Enhanced Index Fund
$10,603	MSCI EAFE Index

Fidelity® International Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  Non-U.S. equities had a strong run for the year ending February 28, 2017: the MSCI ACWI (All Country World Index) ex USA Index gained 19.51%. A recovery from 2016’s global industrial recession set the stage for rising bond yields and inflation expectations, with China’s stabilization key to ending the global trade slump. Manufacturing rebounded, and raw industrials prices saw their first sustained increase since 2011. The strong commodity backdrop helped fuel rallies in resource-rich emerging markets (+30%) and Canada (+26%). Japan (+21%) also gained substantial ground, but lagged the rest of the Asia Pacific group (+26%). Europe (+14%) and the U.K. (+10%) faced headwinds from Brexit, the U.K.’s late-June vote to exit the European Union. Small-cap stocks handily bested large-caps, and value outstripped growth-oriented equities. Among sectors, commodities powered results in materials (+42%), energy (+29%) and, to a lesser extent, industrials (+20%). Rising interest rates and a steepening yield curve rallied financials (+29%), but proved a relative drag on the real estate sector (14%). Information technology (+33%) surged several times this period, most recently in early 2017. Conversely, utilities (+7%), consumer staples (+7%) and telecommunication services (+3%), so-called bond-proxy sectors, lagged amid investors’ appetite for risk. Lastly, health care (+2%) was hampered by ongoing political and regulatory uncertainty.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund gained 17.31%, outpacing the 15.98% increase in the benchmark MSCI EAFE index. (The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is an adjustment process that attempts to best represent the value of fund holdings as of the close of trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The MSCI EAFE does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) The fund’s exposure to stocks with attractive valuation and high-growth characteristics added to the fund’s results, as did those with positive “information flow alpha” – our proprietary measure of how investors in various market segments are processing information about stocks. In contrast, our exposure to stocks demonstrating high levels of profitability, high price and earnings momentum, and good quality proved out of favor. Security selection – which stems from our quantitative, model-driven investment approach – was strong in multiple areas this period, especially in financials, materials, real estate and health care, while in country terms, stock picking added most value by far in Japan. The fund’s top individual contributor was STMicroelectronics, a Swiss semiconductor maker that benefited from a strong industry environment. In contrast, stock picking was subpar in consumer discretionary and industrials, while on a country basis, security selection in the U.K. was negative. Sweden-based Ericsson, a telecommunications firm, was the fund’s largest individual detractor, hurt by sharply lower sales and earnings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Enhanced Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of February 28, 2017
Japan	23.2%
United Kingdom	15.8%
France	9.6%
Switzerland	8.9%
Germany	8.2%
Australia	7.0%
United States of America*	4.3%
Netherlands	4.3%
Spain	3.2%
Other	15.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of August 31, 2016
Japan	23.6%
United Kingdom	17.6%
Switzerland	10.0%
Germany	8.8%
France	8.1%
Australia	7.0%
Netherlands	4.9%
Sweden	2.7%
Spain	2.7%
Other*	14.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.8	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.2	0.1

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.2	2.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.8	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.5	1.7
HSBC Holdings PLC (United Kingdom, Banks)	1.3	1.0
Commonwealth Bank of Australia (Australia, Banks)	1.3	0.4
Siemens AG (Germany, Industrial Conglomerates)	1.2	1.2
Sanofi SA (France, Pharmaceuticals)	1.1	0.9
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.0	1.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.0	1.2
National Australia Bank Ltd. (Australia, Banks)	0.9	0.1
	13.3

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	22.0
Consumer Discretionary	13.6	11.0
Industrials	13.3	12.5
Health Care	11.2	12.9
Consumer Staples	10.1	12.8
Materials	9.2	7.9
Information Technology	5.6	5.4
Real Estate	4.1	0.0
Telecommunication Services	4.0	5.9
Energy	3.4	3.7

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® International Enhanced Index Fund

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 7.0%
Aristocrat Leisure Ltd.	58,335	$742,442
Australia & New Zealand Banking Group Ltd.	5,014	118,787
BHP Billiton Ltd.	52,457	992,911
Caltex Australia Ltd.	33,683	726,709
Cimic Group Ltd.	12,662	366,378
Coca-Cola Amatil Ltd.	107,797	847,142
Commonwealth Bank of Australia	55,378	3,495,168
Fortescue Metals Group Ltd.	279,849	1,422,534
Goodman Group unit	58,693	339,749
Harvey Norman Holdings Ltd.	136,597	539,354
Macquarie Group Ltd.	13,497	896,667
Mirvac Group unit	79,350	130,801
National Australia Bank Ltd.	104,193	2,555,514
Qantas Airways Ltd.	180,624	519,317
Rio Tinto Ltd.	33,775	1,605,249
South32 Ltd.	429,274	817,287
Telstra Corp. Ltd.	63,923	236,227
Wesfarmers Ltd.	62,227	2,038,147
Westpac Banking Corp.	18,936	489,034
Woolworths Ltd.	12,625	249,346

TOTAL AUSTRALIA		19,128,763

Austria - 0.1%
Raiffeisen International Bank-Holding AG (a)	12,316	273,477
Bailiwick of Jersey - 0.9%
Experian PLC	9,408	186,373
Glencore Xstrata PLC (a)	293,575	1,173,172
Wolseley PLC	17,174	1,047,885

TOTAL BAILIWICK OF JERSEY		2,407,430

Belgium - 0.1%
Anheuser-Busch InBev SA NV	3,625	396,527
Bermuda - 0.7%
Hongkong Land Holdings Ltd.	3,600	24,588
Jardine Matheson Holdings Ltd.	3,000	186,540
Kerry Properties Ltd.	343,500	1,053,124
Li & Fung Ltd.	360,000	160,456
Yue Yuen Industrial (Holdings) Ltd.	96,000	357,392

TOTAL BERMUDA		1,782,100

Cayman Islands - 1.1%
Cheung Kong Property Holdings Ltd.	235,500	1,601,773
Melco Crown Entertainment Ltd. sponsored ADR	3,847	62,975
WH Group Ltd.	1,848,500	1,445,387

TOTAL CAYMAN ISLANDS		3,110,135

Denmark - 1.8%
Danske Bank A/S	24,962	833,152
Novo Nordisk A/S Series B	75,607	2,677,013
Vestas Wind Systems A/S	20,371	1,511,092

TOTAL DENMARK		5,021,257

Finland - 1.3%
Kone Oyj (B Shares)	6,346	284,112
Neste Oyj	18,069	629,399
Orion Oyj (B Shares)	20,822	1,026,618
Sampo Oyj (A Shares)	1,113	50,714
UPM-Kymmene Corp.	62,779	1,491,776

TOTAL FINLAND		3,482,619

France - 9.6%
Atos Origin SA	4,060	479,580
AXA SA	55,953	1,321,499
BNP Paribas SA	27,087	1,582,009
Bouygues SA	4,566	175,930
Capgemini SA	6,979	597,766
Casino Guichard Perrachon SA	2,278	120,461
Christian Dior SA	6,524	1,381,614
CNP Assurances	11,197	207,409
Compagnie de St. Gobain	6,368	305,133
Eurazeo SA	7,078	437,159
L'Oreal SA	11,483	2,135,582
LVMH Moet Hennessy - Louis Vuitton SA	2,872	576,929
Michelin CGDE Series B	8,037	902,952
Natixis SA	66,967	365,437
Orange SA	85,397	1,286,720
Peugeot Citroen SA (a)	76,256	1,450,909
Renault SA	18,045	1,600,273
Safran SA	18,927	1,346,643
Sanofi SA	33,753	2,911,469
Schneider Electric SA	8,914	603,971
Societe Generale Series A	14,823	658,847
Thales SA	3,152	310,548
Total SA	41,461	2,068,737
Unibail-Rodamco	4,611	1,051,962
Valeo SA	13,503	829,838
VINCI SA	17,493	1,260,367

TOTAL FRANCE		25,969,744

Germany - 7.8%
Allianz SE	10,943	1,905,913
BASF AG	15,673	1,459,490
Bayer AG	19,214	2,114,846
Continental AG	7,683	1,558,689
Covestro AG	18,328	1,379,944
Daimler AG (Germany)	13,143	955,722
Deutsche Bank AG (a)	8,630	170,053
Deutsche Borse AG (a)	5,385	461,524
Deutsche Lufthansa AG	13,114	192,140
Deutsche Post AG	8,131	278,660
E.ON AG	215,716	1,674,207
Fresenius SE & Co. KGaA	22,379	1,778,598
Infineon Technologies AG	67,622	1,202,034
Linde AG	2,236	363,088
Metro AG	26,130	810,117
Muenchener Rueckversicherungs AG	4,375	826,862
SAP AG	6,043	562,920
Schaeffler AG	2,288	36,068
Siemens AG	26,018	3,382,362

TOTAL GERMANY		21,113,237

Hong Kong - 2.3%
AIA Group Ltd.	40,800	257,795
Galaxy Entertainment Group Ltd.	13,000	62,296
Henderson Land Development Co. Ltd.	181,600	1,055,039
Link (REIT)	13,500	93,126
New World Development Co. Ltd.	484,044	633,512
Sino Land Ltd.	120,438	209,757
Sun Hung Kai Properties Ltd.	123,000	1,798,361
Swire Properties Ltd.	18,600	55,947
Wharf Holdings Ltd.	86,000	681,871
Wheelock and Co. Ltd.	224,000	1,455,745

TOTAL HONG KONG		6,303,449

Israel - 1.3%
Check Point Software Technologies Ltd. (a)(b)	15,534	1,536,468
Teva Pharmaceutical Industries Ltd. sponsored ADR	53,881	1,886,913

TOTAL ISRAEL		3,423,381

Italy - 0.4%
Assicurazioni Generali SpA	7,443	106,607
Enel SpA	131,317	563,572
Intesa Sanpaolo SpA	123,090	286,602
UniCredit SpA	9,715	130,195

TOTAL ITALY		1,086,976

Japan - 23.2%
Amada Holdings Co. Ltd.	18,100	204,611
Asahi Glass Co. Ltd.	138,000	1,127,634
Astellas Pharma, Inc.	139,200	1,875,071
Bandai Namco Holdings, Inc.	20,700	596,061
Bridgestone Corp.	43,700	1,743,021
Canon, Inc.	33,400	974,129
Central Japan Railway Co.	10,200	1,668,753
Chubu Electric Power Co., Inc.	70,000	922,159
Daiichi Sankyo Kabushiki Kaisha	25,900	590,297
Daito Trust Construction Co. Ltd.	4,300	601,682
Daiwa Securities Group, Inc.	14,000	88,764
Fuji Heavy Industries Ltd.	47,100	1,763,761
Fujifilm Holdings Corp.	42,100	1,627,115
Fujitsu Ltd.	159,000	923,755
Hitachi Chemical Co. Ltd.	15,800	445,120
Hitachi High-Technologies Corp.	1,100	45,823
Hitachi Ltd.	112,000	616,900
Honda Motor Co. Ltd.	73,700	2,283,031
Hoya Corp.	37,000	1,674,378
Iida Group Holdings Co. Ltd.	58,300	985,981
Itochu Corp.	44,300	641,363
JTEKT Corp.	83,100	1,411,320
JX Holdings, Inc.	124,700	593,947
Kajima Corp.	98,000	638,533
Kansai Electric Power Co., Inc. (a)	86,600	960,081
KDDI Corp.	74,000	1,933,807
Kuraray Co. Ltd.	15,400	233,718
Mazda Motor Corp.	19,700	275,463
Mitsubishi Chemical Holdings Corp.	200,100	1,536,573
Mitsubishi Electric Corp.	67,600	991,330
Mitsubishi Tanabe Pharma Corp.	65,000	1,336,508
Mitsubishi UFJ Financial Group, Inc.	316,700	2,095,215
Mitsui Chemicals, Inc.	289,000	1,468,859
mixi, Inc.	29,200	1,265,780
Mizuho Financial Group, Inc.	1,160,500	2,165,640
MS&AD Insurance Group Holdings, Inc.	28,900	977,267
Murata Manufacturing Co. Ltd.	900	129,378
Nippon Electric Glass Co. Ltd.	40,000	248,520
Nippon Telegraph & Telephone Corp.	45,600	1,928,849
Nissan Motor Co. Ltd.	156,700	1,541,836
NKSJ Holdings, Inc.	12,400	463,351
Nomura Holdings, Inc.	153,900	994,598
NTT DOCOMO, Inc.	83,600	1,986,164
Obayashi Corp.	60,800	565,002
ORIX Corp.	110,500	1,718,801
Resona Holdings, Inc.	101,300	565,358
Seiko Epson Corp.	58,000	1,297,278
SHIMIZU Corp.	74,000	679,105
Shin-Etsu Chemical Co. Ltd.	8,900	752,830
SoftBank Corp.	2,900	216,354
Sumitomo Chemical Co. Ltd.	265,000	1,476,612
Sumitomo Corp.	117,900	1,584,139
Sumitomo Rubber Industries Ltd.	8,600	141,924
Suzuki Motor Corp.	38,600	1,509,710
Taisei Corp.	146,000	1,024,060
Teijin Ltd.	5,800	110,946
Tokio Marine Holdings, Inc.	24,300	1,063,970
Tokyo Electron Ltd.	16,300	1,626,445
Toppan Printing Co. Ltd.	22,000	221,674
Toyota Motor Corp.	31,900	1,804,673
Toyota Tsusho Corp.	900	26,837

TOTAL JAPAN		62,961,864

Luxembourg - 0.5%
ArcelorMittal SA (Netherlands) (a)	110,680	973,906
RTL Group SA	5,910	454,678

TOTAL LUXEMBOURG		1,428,584

Multi-National - 0.2%
HKT Trust/HKT Ltd. unit	356,000	475,101
Netherlands - 4.3%
AerCap Holdings NV (a)	31,222	1,414,357
CNH Industrial NV	19,960	185,236
EXOR NV	10,206	483,631
Fiat Chrysler Automobiles NV	135,526	1,483,143
Heineken Holding NV	9,217	700,016
ING Groep NV (Certificaten Van Aandelen)	106,612	1,468,750
Koninklijke Philips Electronics NV	16,482	499,402
NN Group NV	16,082	499,618
NXP Semiconductors NV(a)	3,383	347,806
Randstad Holding NV	3,160	183,822
STMicroelectronics NV (France)	101,090	1,541,723
Unilever NV (Certificaten Van Aandelen) (Bearer)	58,224	2,756,214

TOTAL NETHERLANDS		11,563,718

New Zealand - 0.1%
Spark New Zealand Ltd.	120,414	311,376
Norway - 0.2%
Marine Harvest ASA	30,707	536,965
Portugal - 0.1%
Energias de Portugal SA	90,381	279,493
Singapore - 1.9%
DBS Group Holdings Ltd.	135,700	1,813,658
Oversea-Chinese Banking Corp. Ltd.	227,700	1,537,064
United Overseas Bank Ltd.	46,084	707,012
Wilmar International Ltd.	169,500	440,260
Yangzijiang Shipbuilding Holdings Ltd.	1,095,600	723,155

TOTAL SINGAPORE		5,221,149

Spain - 3.2%
ACS Actividades de Construccion y Servicios SA	1,465	45,979
Aena SA	6,657	952,077
Amadeus IT Holding SA Class A	1,834	85,305
Banco Bilbao Vizcaya Argentaria SA	103,012	671,120
Banco Santander SA (Spain)	372,774	2,027,360
CaixaBank SA	36,989	128,899
Endesa SA	67,343	1,433,641
MAPFRE SA (Reg.)	149,880	463,805
Repsol YPF SA	81,870	1,211,128
Telefonica SA	174,488	1,776,281

TOTAL SPAIN		8,795,595

Sweden - 2.5%
Atlas Copco AB (A Shares)	33,163	1,086,011
Electrolux AB (B Shares)	31,427	833,495
Industrivarden AB (C Shares)	5,590	110,665
Investor AB (B Shares)	19,009	753,908
Lundbergfoeretagen AB	6,335	410,912
Nordea Bank AB	29,656	347,595
Sandvik AB	117,907	1,604,035
Skanska AB (B Shares)	7,212	171,939
Svenska Handelsbanken AB (A Shares)	4,585	63,798
Swedbank AB (A Shares)	3,423	84,526
Telefonaktiebolaget LM Ericsson (B Shares)	29,096	188,785
TeliaSonera AB	111,859	449,122
Volvo AB (B Shares)	52,974	691,914

TOTAL SWEDEN		6,796,705

Switzerland - 8.9%
ABB Ltd. (Reg.)	85,729	1,936,642
Actelion Ltd.	958	257,780
Adecco SA (Reg.)	6,693	481,142
Coca-Cola HBC AG	33,425	806,697
Credit Suisse Group AG	14,888	224,616
Kuehne & Nagel International AG	5,625	800,891
Lonza Group AG	1,925	354,583
Nestle SA	79,453	5,863,479
Novartis AG	50,699	3,959,182
Pargesa Holding SA	5,882	387,995
Partners Group Holding AG	329	172,141
Roche Holding AG (participation certificate)	19,788	4,816,489
Schindler Holding AG (participation certificate)	1,867	361,001
Swiss Re Ltd.	10,771	963,047
Syngenta AG (Switzerland)	1,265	545,239
UBS Group AG	63,532	978,583
Zurich Insurance Group AG	4,494	1,240,224

TOTAL SWITZERLAND		24,149,731

United Kingdom - 15.8%
3i Group PLC	63,785	544,931
Aberdeen Asset Management PLC	58,712	201,438
Anglo American PLC (United Kingdom) (a)	104,050	1,640,348
AstraZeneca PLC (United Kingdom)	3,020	174,043
Aviva PLC	21,433	132,304
BAE Systems PLC	64,144	502,154
Barclays PLC	215,319	605,193
Barratt Developments PLC	222,438	1,411,802
Berkeley Group Holdings PLC	29,731	1,086,092
BHP Billiton PLC	112,185	1,808,191
BP PLC	150,498	848,608
British American Tobacco PLC (United Kingdom)	17,082	1,078,977
British Land Co. PLC	47,263	362,141
Burberry Group PLC	48,663	1,042,219
Carnival PLC	28,338	1,544,460
Carphone Warehouse Group PLC	43,374	163,077
Centrica PLC	74,047	208,590
Diageo PLC	35,532	1,001,820
Direct Line Insurance Group PLC	22,584	96,260
GlaxoSmithKline PLC	1,524	31,185
GlaxoSmithKline PLC sponsored ADR	57,642	2,390,990
HSBC Holdings PLC:
(United Kingdom)	44,543	357,773
sponsored ADR	80,908	3,260,592
Imperial Tobacco Group PLC	23,522	1,107,073
Johnson Matthey PLC	21,421	814,419
Kingfisher PLC	367,183	1,497,698
Land Securities Group PLC	16,943	224,113
Legal & General Group PLC	224,991	693,204
Lloyds Banking Group PLC	1,631,982	1,391,287
Marks & Spencer Group PLC	356,065	1,478,150
Mondi PLC	28,153	656,403
Persimmon PLC	58,290	1,490,704
Prudential PLC	34,201	683,509
Reckitt Benckiser Group PLC	8,546	775,974
RELX PLC	47,626	889,406
Rio Tinto PLC	54,854	2,248,257
Royal Dutch Shell PLC:
Class A (United Kingdom)	70,645	1,828,136
Class B (United Kingdom)	46,080	1,247,321
Royal Mail PLC	77,618	399,311
Schroders PLC	757	28,865
Scottish & Southern Energy PLC	46,530	889,017
Standard Chartered PLC (United Kingdom) (a)	26,123	234,164
Tate & Lyle PLC	29,679	273,994
Taylor Wimpey PLC	114,673	256,126
Unilever PLC	51,973	2,465,680
Vodafone Group PLC	18,390	46,055
William Hill PLC	62,848	205,802
WM Morrison Supermarkets PLC	207,537	624,749

TOTAL UNITED KINGDOM		42,942,605

TOTAL COMMON STOCKS
(Cost $244,396,306)		258,961,981

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA
(Cost $814,098)	7,937	991,357
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c) (Cost $498,702)	500,000	498,413
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.60% (d)	9,301,678	9,303,538
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	1,195,263	1,195,502
TOTAL MONEY MARKET FUNDS
(Cost $10,498,831)		10,499,040
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $256,207,937)		270,950,791
NET OTHER ASSETS (LIABILITIES) - 0.2%		625,067
NET ASSETS - 100%		$271,575,858

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
129 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2017	11,258,475	$165,398

The face value of futures purchased as a percentage of Net Assets is 4.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $498,413.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,778
Fidelity Securities Lending Cash Central Fund	10,621
Total	$26,399

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$36,810,816	$25,808,576	$11,002,240	$--
Consumer Staples	27,465,964	13,127,293	14,338,671	--
Energy	9,153,985	1,950,055	7,203,930	--
Financials	51,331,835	32,483,452	18,848,383	--
Health Care	29,855,963	11,038,885	18,817,078	--
Industrials	35,670,286	27,232,837	8,437,449	--
Information Technology	15,297,510	8,932,875	6,364,635	--
Materials	25,416,872	17,667,993	7,748,879	--
Real Estate	11,373,291	11,373,291	--	--
Telecommunication Services	10,646,056	1,022,704	9,623,352	--
Utilities	6,930,760	5,269,581	1,661,179	--
Government Obligations	498,413	--	498,413	--
Money Market Funds	10,499,040	10,499,040	--	--
Total Investments in Securities:	$270,950,791	$166,406,582	$104,544,209	$--
Derivative Instruments:
Assets
Futures Contracts	$165,398	$165,398	$--	$--
Total Assets	$165,398	$165,398	$--	$--
Total Derivative Instruments:	$165,398	$165,398	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$5,348,122
Level 2 to Level 1	$23,092,788

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$165,398	$0
Total Equity Risk	165,398	0
Total Value of Derivatives	$165,398	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $1,167,138) — See accompanying schedule: Unaffiliated issuers (cost $245,709,106)	$260,451,751
Fidelity Central Funds (cost $10,498,831)	10,499,040
Total Investments (cost $256,207,937)		$270,950,791
Foreign currency held at value (cost $19,840)		19,821
Receivable for fund shares sold		1,363,401
Dividends receivable		878,525
Distributions receivable from Fidelity Central Funds		4,303
Other receivables		15,092
Total assets		273,231,933
Liabilities
Payable for fund shares redeemed	$310,398
Accrued management fee	102,288
Payable for daily variation margin for derivative instruments	15,919
Other affiliated payables	32,645
Other payables and accrued expenses	75
Collateral on securities loaned	1,194,750
Total liabilities		1,656,075
Net Assets		$271,575,858
Net Assets consist of:
Paid in capital		$270,680,936
Undistributed net investment income		1,283
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,998,528)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,892,167
Net Assets, for 32,006,765 shares outstanding		$271,575,858
Net Asset Value, offering price and redemption price per share ($271,575,858 ÷ 32,006,765 shares)		$8.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$6,183,945
Interest		1,566
Income from Fidelity Central Funds (including $10,621 from security lending)		26,399
Income before foreign taxes withheld		6,211,910
Less foreign taxes withheld		(449,758)
Total income		5,762,152
Expenses
Management fee	$863,342
Transfer agent fees	275,772
Independent trustees' fees and expenses	765
Miscellaneous	512
Total expenses before reductions	1,140,391
Expense reductions	(23)	1,140,368
Net investment income (loss)		4,621,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,504,641)
Fidelity Central Funds	116
Foreign currency transactions	(117,011)
Futures contracts	326,015
Total net realized gain (loss)		(4,295,521)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,662,209
Assets and liabilities in foreign currencies	36
Futures contracts	151,387
Total change in net unrealized appreciation (depreciation)		28,813,632
Net gain (loss)		24,518,111
Net increase (decrease) in net assets resulting from operations		$29,139,895

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,621,784	$3,232,456
Net realized gain (loss)	(4,295,521)	(8,202,367)
Change in net unrealized appreciation (depreciation)	28,813,632	(18,846,011)
Net increase (decrease) in net assets resulting from operations	29,139,895	(23,815,922)
Distributions to shareholders from net investment income	(4,288,268)	(2,909,905)
Distributions to shareholders from net realized gain	(392,264)	(40,835)
Total distributions	(4,680,532)	(2,950,740)
Share transactions
Proceeds from sales of shares	151,532,441	120,458,928
Reinvestment of distributions	4,408,489	2,774,693
Cost of shares redeemed	(61,528,135)	(49,141,729)
Net increase (decrease) in net assets resulting from share transactions	94,412,795	74,091,892
Redemption fees	5,161	12,817
Total increase (decrease) in net assets	118,877,319	47,338,047
Net Assets
Beginning of period	152,698,539	105,360,492
End of period	$271,575,858	$152,698,539
Other Information
Undistributed net investment income end of period	$1,283	$97,784
Shares
Sold	18,467,381	14,156,866
Issued in reinvestment of distributions	542,369	343,487
Redeemed	(7,586,650)	(5,937,186)
Net increase (decrease)	11,423,100	8,563,167

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Enhanced Index Fund

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.42	$8.77	$8.85	$7.45	$6.95
Income from Investment Operations
Net investment income (loss)B	.20	.19	.20	.28C	.21
Net realized and unrealized gain (loss)	1.08	(1.38)	(.10)	1.29	.52
Total from investment operations	1.28	(1.19)	.10	1.57	.73
Distributions from net investment income	(.20)	(.16)	(.16)	(.15)	(.21)
Distributions from net realized gain	(.02)	–D	(.02)	(.01)	(.02)
Total distributions	(.22)	(.16)	(.18)	(.17)E	(.23)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$8.48	$7.42	$8.77	$8.85	$7.45
Total ReturnF	17.31%	(13.71)%	1.25%	21.21%	10.64%
Ratios to Average Net AssetsG,H
Expenses before reductions	.62%	.62%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.62%	.62%	.62%	.62%	.62%
Expenses net of all reductions	.62%	.62%	.62%	.62%	.62%
Net investment income (loss)	2.53%	2.27%	2.31%	3.40%C	3.04%
Supplemental Data
Net assets, end of period (000 omitted)	$271,576	$152,699	$105,360	$44,828	$30,412
Portfolio turnover rateI	75%	77%	75%	63%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.64%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.013 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, including information on transfers between Levels 1 and 2 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Large Cap Growth Enhanced Index Fund	$712,222,566	$156,467,264	$(12,888,289)	$143,578,975
Fidelity Large Cap Value Enhanced Index Fund	2,631,255,242	385,894,897	(47,473,801)	338,421,096
Fidelity Large Cap Core Enhanced Index Fund	436,448,894	111,309,641	(9,964,596)	101,345,045
Fidelity Mid Cap Enhanced Index Fund	1,121,220,666	175,067,591	(36,784,903)	138,282,688
Fidelity Small Cap Enhanced Index Fund	1,268,142,778	186,227,460	(43,521,025)	142,706,435
Fidelity International Enhanced Index Fund	258,054,656	21,617,038	(8,720,903)	12,896,135

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Large Cap Growth Enhanced Index Fund	$2,179,644	$8,002,297	$–	$143,578,975
Fidelity Large Cap Value Enhanced Index Fund	18,332,179	11,184,862	–	338,421,096
Fidelity Large Cap Core Enhanced Index Fund	1,334,108	–	(6,702,484)	101,345,045
Fidelity Mid Cap Enhanced Index Fund	1,436,419	5,741,295	–	138,282,688
Fidelity Small Cap Enhanced Index Fund	324,662	29,669,779	–	142,706,435
Fidelity International Enhanced Index Fund	–	–	(11,985,128)	12,880,050

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Large Cap Core Enhanced Index Fund	$(6,702,484)	$–	$(6,702,484)
Fidelity International Enhanced Index Fund	–	(545,048)	(545,048)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity International Enhanced Index Fund	$(6,082,227)	$(5,357,853)	$(11,440,080)	$(11,985,128)

Due to large redemptions in a prior period, $6,702,484 of capital losses that will be available to offset future capital gains of the Fidelity Large Cap Core Enhanced Index Fund will be limited to approximately $4,403,117 per year. The tax character of distributions paid was as follows:

February 28, 2017
	Ordinary Income	Total
Fidelity Large Cap Growth Enhanced Index Fund	$7,111,776	$7,111,776
Fidelity Large Cap Value Enhanced Index Fund	38,789,221	38,789,221
Fidelity Large Cap Core Enhanced Index Fund	7,861,211	7,861,211
Fidelity Mid Cap Enhanced Index Fund	13,411,857	13,411,857
Fidelity Small Cap Enhanced Index Fund	6,525,921	6,525,921
Fidelity International Enhanced Index Fund	4,680,532	4,680,532

February 29, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$6,275,758	$13,163,155	$19,438,913
Fidelity Large Cap Value Enhanced Index Fund	27,330,027	19,261,829	46,591,856
Fidelity Large Cap Core Enhanced Index Fund	9,163,862	5,701,658	14,865,520
Fidelity Mid Cap Enhanced Index Fund	13,914,554	25,203,719	39,118,273
Fidelity Small Cap Enhanced Index Fund	4,016,522	24,264,444	28,280,966
Fidelity International Enhanced Index Fund	2,950,740	–	2,950,740

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Small Cap Enhanced Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. Shares held by investors of Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days may be subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees for Fidelity Small Cap Enhanced Index Fund and Fidelity Mid Cap Enhanced Index Fund effective December 12, 2016.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts(a)	$1,863,288	$444,062
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts(a)	5,199,649	899,649
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts(a)	1,026,856	137,056
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts(a)	3,073,364	108,038
Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts(a)	6,394,843	1,411,465
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts(a)	326,015	151,387

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	801,692,006	544,014,614
Fidelity Large Cap Value Enhanced Index Fund	2,514,076,744	1,658,374,024
Fidelity Large Cap Core Enhanced Index Fund	412,774,939	389,571,327
Fidelity Mid Cap Enhanced Index Fund	1,018,721,331	839,310,686
Fidelity Small Cap Enhanced Index Fund	1,015,453,578	551,532,276
Fidelity International Enhanced Index Fund	222,315,415	135,348,036

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to the investment adviser. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index, Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index, 0.52% of average net assets for Fidelity Small Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, the investment adviser pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, the investment adviser pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

In March 2017, the shareholders approved an amendment to the management fee contract and the termination of the expense contract for each Fund. Effective April 1, 2017, each Fund will pay an all-inclusive management fee based on the annual rates noted in the following table; and the investment adviser will pay all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Fidelity Large Cap Growth Enhanced Index Fund	.39%
Fidelity Large Cap Value Enhanced Index Fund	.39%
Fidelity Large Cap Core Enhanced Index Fund	.39%
Fidelity Mid Cap Enhanced Index Fund	.59%
Fidelity Small Cap Enhanced Index Fund	.64%
Fidelity International Enhanced Index Fund	.59%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annual rate of .15% of average net assets.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$1,829
Fidelity Large Cap Value Enhanced Index Fund	5,737
Fidelity Large Cap Core Enhanced Index Fund	1,418
Fidelity Mid Cap Enhanced Index Fund	2,821
Fidelity Small Cap Enhanced Index Fund	1,973
Fidelity International Enhanced Index Fund	512

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of Income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Growth Enhanced Index Fund	$217
Fidelity Large Cap Value Enhanced Index Fund	362
Fidelity Large Cap Core Enhanced Index Fund	97
Fidelity Mid Cap Enhanced Index Fund	194
Fidelity Small Cap Enhanced Index Fund	304
Fidelity International Enhanced Index Fund	23

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust II and the Shareholders of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (each a fund of Fidelity Commonwealth Trust II) (the "Funds") as of February 28, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 18, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Donald F. Donahue and Carol B. Tomé, each of the Trustees oversees 90 funds. Mr. Donahue and Ms. Tomé each oversees seven funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2017

Trustee

Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as a Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present) and a consultant for the Institute for Defense Analyses (national security, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2012-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

David A. Rosow (1942)

Year of Election or Appointment: 2017

Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed the oil refining, drilling and marketing of petroleum products (including specialty petroleum products), recreation industry, and real estate development. Mr. Rosow currently serves as a Director of Oxbow Carbon LLC (upgraders, marketers, and distributors of petroleum byproducts of the oil refining process, 2015-present) and Oxbridge Academy of the Palm Beaches (2015-present) and serves as its President and CEO. Previously, Mr. Rosow served on the Fairfield Country Day School Board for 27 years, including as its President for 3 years, stepping down in 2006. Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2017

Trustee

Ms. Tomé also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), a Director of Tesoro Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to Fidelity SelectCo, LLC (SelectCo), 1225 17th Street, Denver, Colorado 80202-5541.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2017

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2017

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2017

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)

Year of Election or Appointment: 2017

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2017

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2017

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2017

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Anthony R. Rochte (1968)

Year of Election or Appointment: 2017

Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$1,000.00	$1,097.60	$2.34**
Hypothetical-C		$1,000.00	$1,022.56	$2.26**
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$1,000.00	$1,122.60	$2.37**
Hypothetical-C		$1,000.00	$1,022.56	$2.26**
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$1,000.00	$1,099.90	$2.34**
Hypothetical-C		$1,000.00	$1,022.56	$2.26**
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$1,000.00	$1,107.90	$3.14
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$1,000.00	$1,143.10	$3.56
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Fidelity International Enhanced Index Fund	.62%
Actual		$1,000.00	$1,059.60	$3.17**
Hypothetical-C		$1,000.00	$1,021.72	$3.11**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

**If fees and changes to the Funds' expenses effective April 1, 2017 had been in effect during the current period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Large Cap Growth Enhanced Index Fund	.39%
Actual		2.03
Hypothetical-(b)		1.96
Fidelity Large Cap Value Enhanced Index Fund	.39%
Actual		2.05
Hypothetical-(b)		1.96
Fidelity Large Cap Core Enhanced Index Fund	.39%
Actual		2.03
Hypothetical-(b)		1.96
Fidelity International Enhanced Index Fund	.59%
Actual		3.01
Hypothetical-(b)		2.96

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Large Cap Growth Enhanced Index Fund	04/13/17	04/12/17	$0.040	$0.158
Fidelity Large Cap Value Enhanced Index Fund	04/13/17	04/12/17	$0.040	$0.085
Fidelity Large Cap Core Enhanced Index Fund	04/13/17	04/12/17	$0.035	$0.000
Fidelity Mid Cap Enhanced Index Fund	04/13/17	04/12/17	$0.018	$0.073
Fidelity Small Cap Enhanced Index Fund	04/13/17	04/12/17	$0.005	$0.388
Fidelity International Enhanced Index Fund	04/13/17	04/12/17	$0.000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Large Cap Growth Enhanced Index Fund	$8,002,297
Fidelity Large Cap Value Enhanced Index Fund	$11,184,862
Fidelity Mid Cap Enhanced Index Fund	$5,791,015
Fidelity Small Cap Enhanced Index Fund	$31,260,963

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2016	December 2016
Fidelity Large Cap Growth Enhanced Index Fund	–	100%
Fidelity Large Cap Value Enhanced Index Fund	100%	100%
Fidelity Large Cap Core Enhanced Index Fund	100%	100%
Fidelity Mid Cap Enhanced Index Fund	–	95%
Fidelity Small Cap Enhanced Index Fund	–	90%
Fidelity International Enhanced Index Fund	–	–

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2016	December 2016
Fidelity Large Cap Growth Enhanced Index Fund	–	100%
Fidelity Large Cap Value Enhanced Index Fund	100%	100%
Fidelity Large Cap Core Enhanced Index Fund	100%	100%
Fidelity Mid Cap Enhanced Index Fund	–	100%
Fidelity Small Cap Enhanced Index Fund	–	96%
Fidelity International Enhanced Index Fund	100%	98%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Enhanced Index Fund	04/18/16	$0.0076	$0.0026
	12/12/16	$0.2249	$0.0182

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Enhanced Index Fund
Fidelity Large Cap Core Enhanced Index Fund
Fidelity Large Cap Growth Enhanced Index Fund
Fidelity Large Cap Value Enhanced Index Fund
Fidelity Mid Cap Enhanced Index Fund
Fidelity Small Cap Enhanced Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR) and the sub-advisory agreement (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMRC, Geode (together with FMRC, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMRC does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses may be paid by FMRC pursuant to expense limitation arrangements in effect for each fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMRC may exceed the fund's management fee and result in a negative net management fee.

Fidelity International Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

Fidelity Small Cap Enhanced Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets. For Fidelity Small Cap Enhanced Index Fund, the Board noted that the comparisons for 2015 reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that Fidelity believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2015.

The Board considered that current contractual arrangements for each fund oblige FMRC to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.62% for Fidelity International Enhanced Index Fund, 0.45% for each of Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund, 0.60% for Fidelity Mid Cap Enhanced Index Fund, and 0.67% for Fidelity Small Cap Enhanced Index Fund. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Core Enhanced Index Fund
Fidelity Large Cap Growth Enhanced Index Fund
Fidelity Large Cap Value Enhanced Index Fund
Fidelity International Enhanced Index Fund
Fidelity Mid Cap Enhanced Index Fund
Fidelity Small Cap Enhanced Index Fund

At its November 2016 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve amended and restated management contracts (New Advisory Contracts) between FMR Co., Inc. (FMRC) and each fund to amend the management fee payable by each fund. The Board considered that each fund's New Advisory Contract will not take effect unless the New Advisory Contracts for all of the funds are approved by the funds' respective shareholders.

The Board noted that, under each fund's current management contract (Current Advisory Contract), the funds pay a management fee to FMRC. The Board considered that, under each fund's New Advisory Contract, each fund will pay a monthly all-inclusive management fee to FMRC at an annual rate for the fund. The all-inclusive fee will provide shareholders with stable and fixed expenses at a lower level than shareholders currently pay and moving to a more simplified expense structure will provide an immediate benefit to existing shareholders, increase each fund's appeal to potential investors and better position the funds for future growth.

The Board considered that each fund's management fee under the New Advisory Contract will continue to result in the fund's management fee rate ranking below median of the management fee rates of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of advisory contracts in September 2016. As a result of the all-inclusive management fee rates, the Board noted that total expenses incurred by shareholders of each fund will decrease by at least one basis point and in some cases by up to six basis points.

The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; (ii) the nature, extent and quality of services provided to each fund; or (iii) the day-to-day management of each fund and the personnel primarily responsible for such management. The Board noted that, under the Current Advisory Contracts, FMRC or an affiliate undertakes to pay all operating expenses of the funds, except transfer agent fees, Independent Trustee expenses, interest, taxes, brokerage commissions and extraordinary expenses. Additionally, each fund has entered into an expense contract (Expense Contract) that limits the total expenses of each fund. The Board considered that the New Advisory Contracts provide that FMRC or an affiliate undertakes to pay all operating expenses of the funds including transfer agent fees but excluding Independent Trustee expenses, interest, taxes, brokerage commissions, expenses of printing and mailing proxy materials and expenses incidental to holding shareholder meetings (including proxy solicitations therefor) (Proxy Expenses), and extraordinary expenses. If the New Advisory Contracts are approved, each fund's Expense Contract will be removed given the all-inclusive structure of the new contract. The Board considered that, under the proposal, the New Advisory Contracts will cover all fund- and class-level expenses currently covered by the Current Advisory Contracts and the Expense Contracts collectively with the exception of Proxy Expenses, which would no longer be a contractual obligation of FMRC, but would rather be evaluated on a case-by-case basis.

In connection with its consideration of future renewals of each fund's New Advisory Contract, the funds' board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that each fund's New Advisory Contract should be approved.

Proxy Voting Results

A special meeting of shareholders was held on March 8, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Donald F. Donahue
Affirmative	4,251,161,311.78	96.580
Withheld	150,560,345.58	3.420
TOTAL	4,401,721,657.36	100.000
Brian B. Hogan
Affirmative	4,241,813,790.79	96.368
Withheld	159,907,866.57	3.632
TOTAL	4,401,721,657.36	100.000
David A. Rosow
Affirmative	4,227,521,324.31	96.043
Withheld	174,200,333.05	3.957
TOTAL	4,401,721,657.36	100.000
Garnett A. Smith
Affirmative	4,247,477,480.79	96.496
Withheld	154,244,176.57	3.504
TOTAL	4,401,721,657.36	100.000
Carol B. Tomé
Affirmative	4,260,535,339.06	96.793
Withheld	141,186,318.30	3.207
TOTAL	4,401,721,657.36	100.000
Michael E. Wiley
Affirmative	4,245,954,069.99	96.462
Withheld	155,767,587.37	3.538
TOTAL	4,401,721,657.36	100.000

PROPOSAL 2A

To approve an amended and restated management contract between Fidelity® Large Cap Core Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	298,098,053.26	89.664
Against	7,395,552.66	2.225
Abstain	19,599,665.57	5.895
Broker Non-Vote	7,370,166.53	2.216
TOTAL	332,463,438.02	100.000

PROPOSAL 2B

To terminate the expense contract between Fidelity® Large Cap Core Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	296,860,006.02	89.292
Against	6,802,624.42	2.046
Abstain	21,430,641.05	6.446
Broker Non-Vote	7,370,166.53	2.216
TOTAL	332,463,438.02	100.000

PROPOSAL 2A

To approve an amended and restated management contract between Fidelity® Large Cap Value Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	1,854,799,753.44	91.848
Against	41,880,774.05	2.074
Abstain	100,243,472.75	4.964
Broker Non-Vote	22,504,618.53	1.114
TOTAL	2,019,428,618.77	100.000

PROPOSAL 2B

To terminate the expense contract between Fidelity ® Large Cap Value Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	1,849,364,932.16	91.579
Against	30,374,181.50	1.505
Abstain	117,184,886.58	5.802
Broker Non-Vote	22,504,618.53	1.114
TOTAL	2,019,428,618.77	100.000

PROPOSAL 2A

To approve an amended and restated management contract between Fidelity® Large Cap Growth Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	425,999,249.29	86.024
Against	18,965,399.25	3.830
Abstain	19,498,485.44	3.937
Broker Non-Vote	30,749,496.45	6.209
TOTAL	495,212,630.43	100.000

PROPOSAL 2B

To terminate the expense contract between Fidelity ® Large Cap Growth Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	420,416,782.72	84.897
Against	20,182,182.67	4.076
Abstain	23,864,168.59	4.818
Broker Non-Vote	30,749,496.45	6.209
TOTAL	495,212,630.43	100.000

PROPOSAL 2A

To approve an amended and restated management contract between Fidelity® International Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	135,725,380.55	89.584
Against	4,673,601.15	3.085
Abstain	3,581,810.78	2.364
Broker Non-Vote	7,526,154.30	4.967
TOTAL	151,506,946.78	100.000

PROPOSAL 2B

To terminate the expense contract between Fidelity ® International Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	135,139,099.01	89.197
Against	4,930,694.79	3.255
Abstain	3,910,998.68	2.581
Broker Non-Vote	7,526,154.30	4.967
TOTAL	151,506,946.78	100.000

PROPOSAL 2A

To approve an amended and restated management contract between Fidelity® Small Cap Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	640,742,456.45	91.264
Against	21,590,086.28	3.075
Abstain	23,445,280.46	3.339
Broker Non-Vote	16,302,519.75	2.322
TOTAL	702,080,342.94	100.000

PROPOSAL 2B

To terminate the expense contract between Fidelity ® Small Cap Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	642,407,548.92	91.501
Against	15,602,582.20	2.222
Abstain	27,767,692.07	3.955
Broker Non-Vote	16,302,519.75	2.322
TOTAL	702,080,342.94	100.000

PROPOSAL 2A

To approve an amended and restated management contract between Fidelity® Mid Cap Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	620,692,966.41	88.541
Against	17,513,295.54	2.498
Abstain	38,237,103.30	5.454
Broker Non-Vote	24,586,315.20	3.507
TOTAL	701,029,680.45	100.000

PROPOSAL 2B

To terminate the expense contract between Fidelity ® Mid Cap Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	619,802,288.49	88.414
Against	13,260,499.66	1.891
Abstain	43,380,577.10	6.188
Broker Non-Vote	24,586,315.20	3.507
TOTAL	701,029,680.45	100.000
Proposal 1 reflects trust wide proposal and voting results.

GEI-ANN-0417
1.855140.110

Item 2.

Code of Ethics

As of the end of the period, February 28, 2017, Fidelity Commonwealth Trust II (the “trust”) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A. Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund (the “Funds”):

Services Billed by PwC

February 28, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$50,000	$-	$3,700	$2,300
Fidelity Large Cap Core Enhanced Index Fund	$51,000	$-	$5,400	$2,200
Fidelity Large Cap Growth Enhanced Index Fund	$49,000	$-	$3,700	$2,200
Fidelity Large Cap Value Enhanced Index Fund	$49,000	$-	$3,700	$2,200
Fidelity Mid Cap Enhanced Index Fund	$49,000	$-	$3,700	$2,200
Fidelity Small Cap Enhanced Index Fund	$49,000	$-	$4,300	$2,200

February 29, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$49,000	$-	$6,500	$1,900
Fidelity Large Cap Core Enhanced Index Fund	$49,000	$-	$6,500	$1,900
Fidelity Large Cap Growth Enhanced Index Fund	$49,000	$-	$3,700	$1,900
Fidelity Large Cap Value Enhanced Index Fund	$52,000	$-	$3,700	$2,200
Fidelity Mid Cap Enhanced Index Fund	$49,000	$-	$4,700	$2,000
Fidelity Small Cap Enhanced Index Fund	$49,000	$-	$3,700	$2,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2017A	February 29, 2016A,B
Audit-Related Fees	$5,985,000	$5,470,000
Tax Fees	$105,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Reflects current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2017 A	February 29, 2016 A,B
PwC	$8,010,000	$6,135,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (“Non-Covered Service”) are not required to be approved, but are reported to the Audit Committee annually.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	April 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2017